As filed with the Securities and Exchange Commission on November 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-2052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
September 30, 2010 (Unaudited)
		Shares	Value
COMMON STOCKS - 52.5%
Accommodation - 0.0%
Marriott International, Inc.		1	$36
Administrative and Support Services - 0.1%
TeamStaff, Inc. (a) (g)		132,524	71,570
Air Transportation - 0.3%
ExpressJet Holdings, Inc. (a)		34,800	232,116
Ambulatory Health Care Services - 0.6%
Nighthawk Radiology Holdings, Inc. (a)		3,000	19,140
Psychiatric Solutions, Inc. (a)		12,000	402,600
Total Ambulatory Health Care Services			421,740

Amusement, Gambling, and Recreation Industries - 2.9%
Cedar Fair LP		44,265	586,511
Great Canadian Gaming Corp. (a)		26,900	187,456
Six Flags Entertainment Corp. (a)		20,368	895,377
Six Flags Entertainment Corp. (Acquired 04/27/2010, Cost $349,279) (a) (e) (g)		11,872	521,893
Total Amusement, Gambling, and Recreation Industries			2,191,237

Apparel Manufacturing - 0.5%
Broder Brothers Co. (Acquired 05/27/2009, cost $0) (a) (d) (e) (g)		187,453	374,906
Beverage and Tobacco Product Manufacturing - 0.5%
Anheuser-Busch InBev NV - ADR		4,525	265,844
Foster's Group Ltd. - ADR		22,944	134,681
Total Beverage and Tobacco Product Manufacturing			400,525

Broadcasting (except Internet) - 3.2%
ADC Telecommunications, Inc. (a)		40,000	506,800
Cablevision Systems Corp. - Class A		2,700	70,713
Charter Communications, Inc. - Class A (a)		21,578	701,287
Discovery Communications, Inc. - Class C (a)		6,500	248,235
Fisher Communications, Inc. (a)		43,379	756,096
Nexstar Broadcasting Group, Inc. - Class A (a)		19,173	98,741
Total Broadcasting (except Internet)			2,381,872

Chemical Manufacturing - 3.5%
Abraxis BioScience, Inc. (a)		1,000	77,340
Alberto-Culver Co.		500	18,825
Cypress Biosciences, Inc. (a)		20,150	77,578
Genzyme Corp. (a)		5,000	353,950
LyondellBasell Industries NV (a)		20,000	478,000
NBTY, Inc. (a)		9,000	494,820
Solutia, Inc. (a)		33,470	536,189
Talecris Biotherapeutics Holdings Corp. (a)		7,000	160,160
Valeant Pharmaceuticals International, Inc.		1,781	44,614
Zymogenetics, Inc. (a)		40,000	390,000
Total Chemical Manufacturing			2,631,476

Coal Mining - 0.5%
Elk Horn Coal Member Units (a) (g)		75,977	360,891
Commercial Banking - 0.0%
Deutsche Postbank AG (a)		500	17,017
Computer and Electronic Product Manufacturing - 3.0%
Electronic Control Security, Inc. (a) (f) (g)		1,537,859	434,906
ICx Technologies, Inc. (a)		3,000	22,650
Loral Space & Communications, Inc. (a)		5,163	269,509
Magnachip Semiconductor Corp. (a) (c)		60,997	40,000
Motorola, Inc. (a)		3,975	33,907
Netezza Corp. (a)		14,265	384,442
OTIX Global, Inc. (a)		20,200	208,666
Seachange International, Inc. (a)		500	3,705
Spansion, Inc. (a)		53,859	806,272
UTS Magnachip Semiconductor (a) (c) (g)		8,900	4,450
Total Computer and Electronic Product Manufacturing			2,208,507

Construction - 0.0%
Cimpor Cimentos de Portugal SGPS SA		4,000	25,749
Credit Intermediation and Related Activities - 2.2%
Americredit Corp. (a)		35,000	856,100
CapitalSource, Inc.		19,325	103,196
Datacash Group PLC		40,000	225,580
KKR Financial Holdings LLC		25,693	225,585
SLM Corp. (a)		5,038	58,189
Smartrac NV (a)		4,300	116,536
The Student Loan Corp.		1,000	29,700
Total Credit Intermediation and Related Activities			1,614,886

Electrical Equipment, Appliance, and Component Manufacturing - 1.7%
Herley Industries, Inc. (a)		18,500	305,250
SL Industries, Inc. (a)		20,000	281,800
Spectrum Brands Holdings, Inc. (a)		25,822	701,842
Total Electrical Equipment, Appliance, and Component Manufacturing			1,288,892

Food and Beverage Stores - 0.4%
Casey's General Stores, Inc.		7,775	324,606
Food Manufacturing - 0.0%
Massmart Holdings Ltd.		600	12,723
Menu Foods Income Fund (a)		1,000	4,665
Total Food Manufacturing			17,388

Food Services and Drinking Places - 0.1%
Buffets Restaurants Holdings, Inc. (a)		1,912	6,979
Burger King Holdings, Inc.		500	11,940
Landry's Restaurants, Inc. (a)		1,000	24,490
Total Food Services and Drinking Places			43,409

Forestry and Logging - 0.2%
Weyerhaeuser Co.		10,018	157,884
Funds, Trusts, and Other Financial Vehicles - 2.6%
Huntingdon Real Estate Investment Trust (a)		310,460	1,946,221
Heavy and Civil Engineering Construction - 0.0%
Ginger (a)		500	19,085
Insurance - 0.3%
Primerica, Inc. (a)		10,450	212,553
Insurance Carriers and Related Activities - 1.5%
American Physicians Capital, Inc.		9,000	373,140
Assured Guaranty Ltd.		4,745	81,187
MBIA, Inc. (a)		52,627	528,901
Signature Group Holdings, Inc. (a)		141,385	97,556
Total Insurance Carriers and Related Activities			1,080,784

Machinery Manufacturing - 1.1%
GSI Group, Inc. (a)		214,509	538,418
Keithley Instruments, Inc.		12,000	258,120
Zygo Corp. (a)		3,000	29,400
Total Machinery Manufacturing			825,938

Management of Companies and Enterprises - 1.4%
Cooper-Standard Holding, Inc. (a)		29,280	1,057,008
Media - 0.3%
British Sky Broadcasting Group PLC		20,000	221,653
Merchant Wholesalers, Nondurable Goods - 0.2%
Airgas, Inc.		2,500	169,875
Mining (except Oil and Gas) - 1.0%
Camino Minerals Corp. (a)		4,000	1,477
Potash Corp. of Saskatchewan, Inc.		1,400	201,656
White Mountain Titanium Corp. (a)		800,000	560,000
Total Mining (except Oil and Gas)			763,133

Miscellaneous Manufacturing - 0.7%
Alcon, Inc.		2,698	449,999
Osteotech, Inc. (a)		2,000	12,920
Point Blank Solutions, Inc. (a)		69,025	18,568
Total Miscellaneous Manufacturing			481,487

Motion Picture and Sound Recording Industries - 0.7%
American Oil & Gas, Inc. (a)		60,000	486,000
Nursing and Residential Care Facilities - 0.4%
Res-Care, Inc. (a)		20,000	265,400
Oil & Gas - 0.6%
Dana Petroleum PLC (a)		15,000	423,670
Oil and Gas Extraction - 2.4%
Anadarko Petroleum Corp.		3,109	177,368
Canadian Oil Sands Trust (a)		9,225	228,271
Dragon Oil PLC (a)		25,000	172,897
Energy XXI Ltd. (a)		8,316	192,183
Mariner Energy, Inc. (a)		22,000	533,060
Rosetta Resources, Inc. (a)		12,750	299,498
SandRidge Energy, Inc. (a)		38,250	217,260
Total Oil and Gas Extraction			1,820,537

Paper Manufacturing - 1.6%
Caraustar Industries, Inc. (a) (c) (g)		143	404,604
Cellu Tissue Holdings, Inc. (a)		2,500	29,825
Smurfit-Stone Container Corp. (a)		30,215	555,049
Tembec, Inc. (a)		73,333	131,143
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a) (e) (g)		40,850	73,053
Total Paper Manufacturing			1,193,674

Petroleum and Coal Products Manufacturing - 0.4%
Exxon Mobil Corp.		3,902	241,105
Owens Corning, Inc. (a)		1,500	38,445
Total Petroleum and Coal Products Manufacturing			279,550

Pharmaceutical & Biotechnology - 0.2%
Crucell NV (a)		5,000	166,998
Pharmaceutical and Medicine Manufacturing - 0.1%
Movetis NV (a)		2,000	51,776
Pharmaceuticals & Biotechnology - 0.4%
WuXi PharmaTech Cayman, Inc. - ADR (a)		18,000	308,880
Pipeline Transportation - 1.6%
Atlas Pipeline Partners LP (a)		51,174	897,592
Enterprise Group Holdings LP		5,400	317,088
Total Pipeline Transportation			1,214,680

Plastics and Rubber Products Manufacturing - 0.8%
Pactiv Corp. (a)		18,500	610,130
Primary Metal Manufacturing - 0.3%
Andean Resources Ltd. (a)		35,000	212,606
Ormet Corp. Restricted Shares (a) (g)		7,702	20,025
Ormet Corp. (a) (g)		8,730	22,698
Total Primary Metal Manufacturing			255,329

Professional, Scientific, and Technical Services - 2.2%
Bowne & Co., Inc.		38,000	430,540
Cogent, Inc. (a)		2,100	22,344
Diamond Management & Technology Consultants, Inc.		20,000	250,000
Gravity Co. Ltd. - ADR (a)		77,308	115,962
GTSI Corp. (a)		1,000	7,050
Hewitt Associates, Inc. - Class A (a)		15,859	799,769
Salary.com, Inc. (a)		2,000	8,130
Total Professional, Scientific, and Technical Services			1,633,795

Publishing Industries (except Internet) - 3.9%
ArcSight, Inc. (a)		10,003	435,731
McAfee, Inc. (a)		15,000	708,900
Novell, Inc. (a)		62,669	374,134
Phoenix Technology Ltd. (a)		20,000	78,000
The Reader's Digest Association, Inc. (a) (d) (g)		28,833	555,035
Spare Backup, Inc. (a) (g)		1,382,317	179,701
Unica Corp. (a)		27,500	576,950
Total Publishing Industries (except Internet)			2,908,451

Real Estate - 0.6%
ECO Business-Immobilien AG (a)		500	4,874
F&C Asset Management PLC		198,216	201,616
First Industrial Realty Trust, Inc. (a)		17,050	86,444
Forestar Group, Inc. (a)		10,000	170,500
General Growth Properties, Inc.		19	296
Total Real Estate			463,730

Rental and Leasing Services - 0.2%
Wesco Financial Corp.		423	151,497
Repair and Maintenance - 0.0%
Munters AB		1,000	11,312
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
GLG Partners, Inc. (a)		40,000	180,000
Xinergy Ltd. (a)		69,875	162,990
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			342,990

Software - 0.3%
Misys PLC (a)		50,000	224,324
Telecommunications - 2.0%
Fastweb SpA (a)		24,000	586,635
Primus Telecommunications Group, Inc. (a)		97,022	693,707
Time Warner Cable, Inc.		4,375	236,206
Total Telecommunications			1,516,548

Transportation Equipment Manufacturing - 2.1%
ATC Technology Corp. (a)		6,000	148,440
Lear Corp. (a)		10,576	834,764
Visteon Corp. (a) (c) (g)		20,048	555,129
Total Transportation Equipment Manufacturing			1,538,333

Truck Transportation - 0.0%
YRC Worldwide, Inc. (a)		125,000	31,250
Utilities - 2.3%
Allegheny Energy, Inc.		20,000	490,400
Calpine Corp. (a)		69,591	866,408
Dynegy, Inc. (a)		12,000	58,440
Exelon Corp.		5,349	227,760
NRG Energy, Inc. (a)		2,500	52,050
Total Utilities			1,695,058

Waste Management and Remediation Services - 0.1%
Bennett Environmental, Inc. (a)		35,975	63,676
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)		1,800	17,505
TOTAL COMMON STOCKS (Cost $36,802,682)			$39,217,537

INVESTMENT COMPANIES - 0.1%
iShares Silver Trust (a)		30	639
Market Vectors - Gold Miners ETF		18	1,007
ProShares UltraShort 20+ Year Treasury (a)		1,800	56,250
TOTAL INVESTMENT COMPANIES (Cost $75,502)			$57,896

CONVERTIBLE PREFERRED STOCKS - 0.3%
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Great Plains Energy, Inc. (a)		3,920	248,175
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,060)			$248,175

PREFERRED STOCKS - 0.7%
Credit Intermediation and Related Activities - 0.2%
SLM Corp.		6,527	117,029
Real Estate - 0.4%
First Industrial Realty Trust, Inc.		15,682	305,172
First Industrial Realty Trust, Inc.		705	13,607
Total Real Estate			318,779

Transportation Equipment Manufacturing - 0.1%
Motors Liquidation Co. (a)		6,000	45,975
TOTAL PREFERRED STOCKS (Cost $456,323)			$481,783

		Principal
		Amount
CONVERTIBLE BONDS - 0.7%
Computer and Electronic Product Manufacturing - 0.0%
Spansion, Inc.
2.250%, 06/15/2016 (Acquired 11/10/2009, Cost $263,487) (c) (e) (i)		$800,000	0
Food Manufacturing - 0.1%
Clearwater Seafoods Income Fund
7.000%, 12/31/2010	CAD	80,750	69,142
Funds, Trusts, and Other Financial Vehicles - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012	CAD	407,050	395,617
Water Transportation - 0.1%
Trico Marine Services, Inc.
3.000%, 01/15/2027 (i)		$700,000	63,000
TOTAL CONVERTIBLE BONDS (Cost $982,640)			$527,759

CORPORATE BONDS - 25.3%
Administrative and Support Services - 0.5%
SuperMedia, Inc.
8.000%, 12/31/2015 (d) (h)		500,000	390,000
Amusement, Gambling, and Recreation Industries - 0.3%
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012		312,000	237,120
Apparel Manufacturing - 2.5%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 05/21/2009 through 04/15/2010, Cost $1,632,003) (e) (g) (i)		2,140,708	1,862,416
Broadcasting - 0.7%
Umbrella Acquisition, Inc. PIK
9.750%, 03/15/2015 (Acquired 02/17/2010 through 03/15/2010, Cost $487,902) (e)		553,878	530,338
Broadcasting (except Internet) - 1.1%
Clear Channel Communications, Inc.
6.250%, 03/15/2011		388,000	385,090
5.500%, 09/15/2014		155,000	99,394
Media Nusantara Citra BV
10.750%, 09/12/2011		306,428	298,767
Total Broadcasting (except Internet)			783,251

Capital Goods - 0.1%
Milacron Escrow Corp.
11.500%, 05/15/2011 (c) (g) (i)		1,000,000	41,250
Clothing and Clothing Accessories Stores - 0.9%
Claire's Stores, Inc. PIK
9.625%, 06/01/2015		698,757	656,832
Computer and Electronic Product Manufacturing - 0.9%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		722,000	657,020
Construction of Buildings - 0.8%
TOUSA, Inc.
9.000%, 07/01/2010 (g) (i)		1,000,000	615,000
Credit Intermediation and Related Activities - 0.2%
Signature Group Holdings, Inc.
9.000%, 12/31/2016 (c)		198,315	181,954
Electrical Equipment, Appliance, and Component Manufacturing - 2.0%
Spectrum Brands Holdings, Inc.
8.000%, 06/16/2014 (d) (h)		1,500,000	1,531,875
12.000%, 08/28/2019		373	415
Total Electrical Equipment, Appliance, and Component Manufacturing			1,532,290
Fabricated Metal Product Manufacturing - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (g) (i)		1,000,000	450
Food Manufacturing - 0.4%
Merisant Co. Term Loan B
3.743%, 01/11/2010 (d) (h)		320,333	307,520
Food Services and Drinking Places - 1.5%
CKE Restaurants, Inc.
11.375%, 07/15/2018 (Acquired 09/02/2010, Cost $979,001) (e)		1,000,000	1,025,000
Lone Star Note
3.000%, 12/31/2014 (c) (g)		102,329	102,329
Total Food Services and Drinking Places			1,127,329

Health and Personal Care Stores - 0.4%
Rite Aid Corp.
8.625%, 03/01/2015		156,000	134,745
9.375%, 12/15/2015		193,000	166,462
Total Health and Personal Care Stores			301,207

Merchant Wholesalers, Nondurable Goods - 1.3%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016		1,000,000	1,000,000
Mining (Except Oil and Gas) - 0.4%
Lumena Resources Corp.
12.000%, 10/27/2014		296,000	280,716
Oil and Gas Extraction - 1.9%
ATP Oil & Gas Corp.
11.875%, 05/01/2015 (Acquired 09/01/2010, Cost $661,673) (e)		800,000	690,000
Dune Energy, Inc.
10.500%, 06/01/2012		500,000	356,250
OPTI Canada, Inc.
8.250%, 12/15/2014		500,000	380,000
Total Oil and Gas Extraction			1,426,250

Pipeline Transportation - 0.3%
Atlas Pipeline Partners LP
8.125%, 12/15/2015		250,000	252,500
Professional, Scientific, and Technical Services - 0.1%
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 through 03/31/2010, Cost $122,228) (c) (e) (g)		166,525	98,133
Real Estate - 0.2%
Nakheel Development 2 Ltd.
2.750%, 01/16/2011		100,000	111,500
Rental and Leasing Services - 0.7%
Penhall International Corp.
12.000%, 08/01/2014 (Acquired 01/14/2010, Cost $616,927) (e) (i)		800,000	500,000
Retail Trade - 1.8%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	860,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (g)		1,000,000	420,000
Linens 'n Things, Inc.
5.916%, 01/15/2014 (h) (i)		765,356	47,835
Total Retail Trade			1,327,835

Sporting Goods, Hobby, Book, and Music Stores - 0.4%
Blockbuster, Inc.
11.750%, 10/01/2014 (Acquired 02/17/2010, Cost $344,496) (e) (i)		483,000	270,480
Telecommunications - 2.8%
Muzak LLC PIK
15.000%, 07/31/2014		771,875	578,906
Primus Telecommunications Holdings Group, Inc.
13.000%, 12/15/2016 (d)		1,500,000	1,515,000
Total Telecommunications			2,093,906

Textile Mills - 0.5%
Unifi, Inc.
11.500%, 05/15/2014		376,000	392,920
Transportation Equipment Manufacturing - 1.9%
Greenbrier Cos., Inc.
8.375%, 05/15/2015		500,000	485,000
Motors Liquidation Co.
7.200%, 01/15/2011 (i)		1,200,000	387,000
8.100%, 06/15/2024 (i)		500,000	158,750
Visteon Corp.
7.000%, 03/10/2014 (i)		400,000	408,000
Total Transportation Equipment Manufacturing			1,438,750

Truck Transportation - 0.7%
Swift Term Loan
3.563%, 05/14/2014 (h)		490,696	477,967
TOTAL CORPORATE BONDS (Cost $18,019,775)			$18,894,934

ESCROW NOTES - 1.5%
GSI Group, Inc. Escrow (a) (c)		109,309	0
Lear Corp. (a) (c)		1,000,000	20,000
Six Flags Entertainment Corp. (a) (c)		600,000	0
Smurfit Stone Container Corp. (a) (c)		7,125	0
Smurfit-Stone Container Corp. (a)		600,000	21,750
Spansion LLC Escrow (a) (c)		1,000,000	1,032,990
TOTAL ESCROW NOTES (Cost $579,812)			$1,074,740

		Shares
RIGHTS - 0.7%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)		9,000	315
Portola Packaging, Inc. (a) (c) (g)		55,555	515,000
TOTAL RIGHTS (Cost $519,725)			$515,315

WARRANTS - 0.5%
Charter Communications, Inc.
Expiration: November 2014, Exercise Price: $5.50 (a)		5,056	27,808
Cooper-Standard Holding, Inc.
Expiration: November 2017, Exercise Price: $17.00 (a)		2,200	37,400
Lear Corp.
Expiration: November 2014, Exercise Price: $10.56 (a)		3,920	323,400
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (a) (g)		590,915	0
TOTAL WARRANTS (Cost $28,092)			$388,608
		Contracts
PURCHASED OPTIONS - 0.7%
Call Options - 0.4%
Assured Guaranty Ltd.
Expiration: January 2012, Exercise Price: $15.00		120	62,400
James River Coal Co.
Expiration: December 2010, Exercise Price: $20.00		131	7,860
MBIA, Inc.
Expiration: January 2012, Exercise Price: $7.50		241	108,209
NRG Energy, Inc.
Expiration: December 2010, Exercise Price: $25.00		138	1,380
TIVO, Inc.
Expiration: January 2012, Exercise Price: $7.50		350	134,750
Total Call Options			314,599

Put Options - 0.3%
iShares Dow Jones US Real Estate Index Fund
Expiration: November 2010, Exercise Price: $50.00		25	3,000
iShares Russell 2000 Index Fund
Expiration: October 2010, Exercise Price: $55.00		125	625
Expiration: October 2010, Exercise Price: $56.00		75	375
Expiration: November 2010, Exercise Price: $65.00		250	51,000
SPDR S&P 500 ETF Trust
Expiration: October 2010, Exercise Price: $110.00		25	1,700
Expiration: November 2010, Exercise Price: $105.00		1,090	132,980
Expiration: November 2010, Exercise Price: $111.00		150	37,350
Total Put Options			227,030

TOTAL PURCHASED OPTIONS (Cost $945,500)			$541,629

Total Investments (Cost $58,641,111) - 83.0%			61,948,376

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 20.8%
J.P. Morgan
0.050%, dated 9/30/2010, due 10/1/2010
repurchase price $15,513,800 (b)		$15,513,778	15,513,778
TOTAL REPURCHASE AGREEMENTS (Cost $15,513,778)			$15,513,778

Liabilities in Excess of Other Assets - (3.8)%			(2,820,535)
TOTAL NET ASSETS - 100.0%			$74,641,619

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
CAD Canadian Dollar
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Bonds.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total
$2,995,839, which represents 4.0% of total net assets.
(d) Security valued utilizing a single broker source. The market value of these securities total $4,674,336, which represents 6.3% of total net assets.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2010, the market value of these securities total $ 5,946,219 which represents 8.0% of total net assets.
(f) Affiliated issuer.
(g) Illiquid security identified by Investment Advisor. The market value of these securities total $7,233,439 which represents 9.7% of total net assets.
(h) Variable Rate Security. The rate shown represents the rate at September 30, 2010.
(i) Default or other conditions exist and security is not presently accruing income.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$74,985,809
Gross unrealized appreciation	5,957,762
Gross unrealized depreciation	(3,481,417)
Net unrealized appreciation	$2,476,345

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
AON Corp.	10,089	$394,581
Apache Corp.	3,749	366,502
The Bon-ton Stores, Inc.	5,535	56,291
CIT Group, Inc.	4,250	173,485
Discovery Communications, Inc. - Class A	6,500	283,075
Enterprise Products Partners LP	8,100	321,327
Hess Corp.	8,238	487,030
Pinnacle Entertainment, Inc.	3,125	34,844
Plum Creek Timber Co., Inc.	2,889	101,982
Redwood Trust, Inc.	3,832	55,411
TOTAL COMMON STOCKS (Proceeds $2,240,684)		2,274,528

INVESTMENT COMPANIES
iShares Dow Jones U.S. Real Estate Fund	13,550	716,524
iShares Russell 2000 Index Fund	13,825	932,773
Retail HOLDRs Trust	636	62,792
SPDR S&P 500 ETF Trust	4,840	552,341
TOTAL INVESTMENT COMPANIES (Proceeds $2,272,265)		2,264,430

	Principal
CORPORATE BONDS	Amount
Horizon Lines, Inc.
4.250%, 08/15/2012	$212,000	192,920
The Neiman Marcus Group, Inc. PIK
9.00%, 10/15/2015	460,968	478,830
US Concrete, Inc.
9.50%, 08/31/2015	100,000	121,250
TOTAL CORPORATE BONDS (Proceeds $647,354)		793,000
Total Securities Sold Short (Proceeds $5,160,303)		$5,331,958

Underlying Funds Trust
Event Driven
Schedule of Options Written
September 30, 2010 (Unaudited)
	Contracts	Value
CALL OPTIONS
Anheuser-Busch InBev NV
Expiration: October 2010, Exercise Price: $60.00	32	$2,880
Atlas Pipeline Partners LP
Expiration: October 2010, Exercise Price: $19.00	225	2,250
Expiration: October 2010, Exercise Price: $20.00	47	235
Cablevision Systems Corp.
Expiration: October 2010, Exercise Price: $27.00	15	375
Expiration: October 2010, Exercise Price: $28.00	10	100
Cedar Fair LP
Expiration: October 2010, Exercise Price: $12.50	25	2,000
Exelon Corp.
Expiration: October 2010, Exercise Price: $42.50	51	3,570
First Industrial Realty Trust, Inc.
Expiration: October 2010, Exercise Price: $5.00	15	450
iShares Dow Jones US Real Estate Index Fund
Expiration: November 2010, Exercise Price: $57.00	25	1,125
iShares Russell 2000 Index Fund
Expiration: October 2010, Exercise Price: $68.00	25	3,075
Expiration: November 2010, Exercise Price: $71.00	250	34,000
Microsoft Corp.
Expiration: October 2010, Exercise Price: $26.00	15	120
Expiration: October 2010, Exercise Price: $27.00	20	80
Owens Corning, Inc.
Expiration: October 2010, Exercise Price: $26.00	15	975
Primeric, Inc.
Expiration: October 2010, Exercise Price: $22.50	10	25
SandRidge Energy, Inc.
Expiration: October 2010, Exercise Price: $5.00	92	6,440
Solutia, Inc.
Expiration: October 2010, Exercise Price: $15.00	32	3,680
Expiration: October 2010, Exercise Price: $17.50	21	105
SPDR S&P 500 ETF Trust
Expiration: October 2010, Exercise Price: $115.00	25	3,350
Expiration: November 2010, Exercise Price: $117.00	193	41,881
Expiration: November 2010, Exercise Price: $120.00	150	16,650
Time Warner Cable, Inc.
Expiration: October 2010, Exercise Price: $55.00	20	1,800
Weyerhaeuser Co.
Expiration: October 2010, Exercise Price: $17.00	99	990
Total Call Options		126,156

PUT OPTIONS
Anheuser-Busch InBev NV
Expiration: October 2010, Exercise Price: $55.00	15	375
Atlas Pipeline Partners LP
Expiration: October 2010, Exercise Price: $16.00	10	100
CapitalSource, Inc.
Expiration: October 2010, Exercise Price: $5.00	52	390
CIT Group, Inc.
Expiration: October 2010, Exercise Price: $38.00	48	720
Domtar Corp.
Expiration: October 2010, Exercise Price: $60.00	30	2,250
Exxon Mobil Corp.
Expiration: October 2010, Exercise Price: $57.50	19	228
First Industrial Realty Trust, Inc.
Expiration: October 2010, Exercise Price: $5.00	10	200
Expiration: November 2010, Exercise Price: $5.00	37	1,480
The Gap, Inc.
Expiration: October 2010, Exercise Price: $18.00	57	1,197
iShares Dow Jones US Real Estate Index Fund
Expiration: November 2010, Exercise Price: $45.00	25	900
iShares Russell 2000 Index Fund
Expiration: November 2010, Exercise Price: $59.00	250	19,750
J. Crew Group, Inc.
Expiration: November 2010, Exercise Price: $31.00	25	2,500
James River Coal Co.
Expiration: December 2010, Exercise Price: $17.50	69	10,695
Kinross Gold Corp.
Expiration: October 2010, Exercise Price: $17.00	12	108
Expiration: October 2010, Exercise Price: $18.00	50	1,200
KKR Financial Holdings LLC
Expiration: November 2010, Exercise Price: $8.00	44	1,320
Market Vectors Gold Miners ETF
Expiration: October 2010, Exercise Price: $54.00	39	2,379
Microsoft Corp.
Expiration: October 2010, Exercise Price: $25.00	45	3,195
Novell, Inc.
Expiration: October 2010, Exercise Price: $6.00	226	4,520
NRG Energy, Inc.
Expiration: December 2010, Exercise Price: $20.00	138	9,660
SandRidge Energy, Inc.
Expiration: October 2010, Exercise Price: $5.00	25	188
Solutia, Inc.
Expiration: October 2010, Exercise Price: $15.00	10	250
SPDR S&P 500 ETF Trust
Expiration: October 2010, Exercise Price: $105.00	25	500
Expiration: November 2010, Exercise Price: $101.00	673	50,475
Expiration: November 2010, Exercise Price: $102.00	150	12,750
Time Warner Cable, Inc.
Expiration: October 2010, Exercise Price: $55.00	5	1,050
Weyerhaeuser Co.
Expiration: October 2010, Exercise Price: $15.00	116	1,450
Total Put Options		129,830
Total Options Written (Premiums received $285,487)		$255,986

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description		Level 1	Level 2	Level 3	Total
Common Stocks		$36,934,162	$543,395 (1)	$1,739,980 (2)	$39,217,537
Investment Companies		57,896	—	—	57,896
Convertible Preferred Stocks		—	248,175	—	248,175
Preferred Stocks		435,808	45,975	—	481,783
Convertible Bonds		—	527,759	—	527,759
Corporate Bonds		—	14,726,873	4,168,061	18,894,934
Escrow Notes		—	21,750	1,052,990	1,074,740
Rights		—	—	515,315	515,315
Warrants		388,608	—	—	388,608
Purchased Options		541,629	—	—	541,629
Repurchase Agreements		—	15,513,778	—	15,513,778
Total Long Investments in Securities		$38,358,103	$31,627,705	$7,476,346	$77,462,154

Securities Sold Short:
Common Stocks		(2,274,528)	—	—	(2,274,528)
Investment Companies		(2,264,430)	—	—	(2,264,430)
Corporate Bonds		—	(671,750)	(121,250)	(793,000)
Total Securities Sold Short		$(4,538,958)	$(671,750)	$(121,250)	$(5,331,958)

Written Options		$(255,986)	$—	$—	$(255,986)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Amusement, Gambling, and Recreation Industries	$521,893
	Mining (except Oil and Gas)	1,477
	Primary Metal Manufacturing	20,025
		$543,395

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Apparel Manufacturing	$374,906
	Coal Mining	360,891
	Computer and Electronic Product Manufacturing	44,450
	Paper Manufacturing	404,604
	Transportation Equipment Manufacturing	555,129
		$1,739,980

Transfers into Level 1	$ —
Transfers out of Level 1	(315)
Net transfers in and/or out of Level 1	$ (315)
Transfers were made out of Level 1 due to lack of observable market data.

Transfers into Level 2	$477,967
Transfers out of Level 2	(380,891)
Net transfers in and/or out of Level 2	$97,076
A transfer was made into Level 2 due to a security being priced with observable market data. Transfers were made out of
Level 2 due to a lack of observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09	$4,343,007	$—	$—
Accrued discounts/premiums	(16,315)	—	—
Realized gain (loss)	(175,555)	—	—
Change in unrealized appreciation	911,083	(21,250)	—
Purchases	4,843,301	(100,000)	—
Sales	(2,356,957)	—	—
Transfer in and/or out of Level 3	(72,533)	—	—
Balance as of 9/30/10	$7,476,031	$(121,250)	$—

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2010	$743,250	$(21,250)	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$541,629
Written Options			Written option contracts, at value	255,986
Total		$541,629		$255,986

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended September 30, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Purchased Options	$(962,898)
Written Options	1,520,591
Total	$557,693

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Purchased Options	$(404,202)
Written Options	19,083
Total	$(385,119)

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
September 30, 2010 (Unaudited)
	Shares	Value
COMMON STOCKS - 78.4%
Activities Related to Credit Intermediation - 0.2%
Visa, Inc.	2,100	$155,946
Administrative and Support Services - 1.4%
Lender Processing Services, Inc.	31,523	1,047,509
Air Transportation - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	13,190	663,457
Ambulatory Health Care Services - 0.8%
Omnicare, Inc.	11,309	270,059
Quest Diagnostics, Inc.	6,347	320,333
Total Ambulatory Health Care Services		590,392

Apparel Manufacturing - 1.1%
Carter's, Inc. (a)	29,320	771,996
Beverage and Tobacco Product Manufacturing - 0.4%
Philip Morris International, Inc.	5,242	293,657
Building Material and Garden Equipment and Supplies Dealers - 1.2%
Home Depot, Inc.	27,300	864,864
Chemical Manufacturing - 3.5%
Amgen, Inc. (a)	10,000	551,100
Gilead Sciences, Inc. (a)	10,942	389,645
Life Technologies Corp. (a)	3,546	165,563
Merck & Co., Inc.	8,658	318,701
Monsanto Co.	2,163	103,672
Myriad Genetics, Inc. (a)	23,999	393,824
Pfizer, Inc.	39,690	681,477
Total Chemical Manufacturing		2,603,982

Clothing and Clothing Accessories Stores - 0.5%
Chico's FAS, Inc.	33,070	347,896
Computer and Electronic Product Manufacturing - 12.7%
Activision Blizzard, Inc.	18,572	200,949
Arris Group, Inc. (a)	75,800	740,566
Cardtronics, Inc. (a)	53,110	819,487
Cisco Systems, Inc. (a)	44,171	967,345
Dell, Inc. (a)	42,500	550,800
EMC Corp./Massachusetts (a)	21,100	428,541
Formfactor, Inc. (a)	65,100	559,860
Hologic, Inc. (a)	111,620	1,787,036
Intel Corp.	21,200	407,676
International Rectifier Corp. (a)	24,110	508,480
NCR Corp. (a)	48,700	663,781
Plantronics, Inc.	15,350	518,523
Research In Motion Ltd. (a)	2,784	135,553
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	42,800	433,992
Varian Medical Systems, Inc. (a)	6,980	422,290
Xerox Corp.	19,128	197,975
Total Computer and Electronic Product Manufacturing		9,342,854

Credit Intermediation and Related Activities - 3.4%
Discover Financial Services	19,000	316,920
Global Cash Access Holdings, Inc. (a)	77,720	317,097
Heartland Payment Systems, Inc.	9,540	145,199
JPMorgan Chase & Co.	14,500	552,015
Synovus Financial Corp.	214,900	528,654
The Western Union Co.	38,376	678,104
Total Credit Intermediation and Related Activities		2,537,989

Data Processing, Hosting and Related Services - 1.1%
DST Systems, Inc.	3,703	166,043
Fiserv, Inc. (a)	12,344	664,354
Total Data Processing, Hosting and Related Services		830,397

Depository Credit Intermediation - 0.9%
Wells Fargo & Co.	25,800	648,354
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Catch The Wind Ltd. (a) (c)	148,000	64,010
Corning, Inc.	6,851	125,237
Helix Wind Corp Units (a) (c)	301,628	1,508
Total Electrical Equipment, Appliance, and Component Manufacturing		190,755

Electronics and Appliance Stores - 0.6%
Best Buy Co., Inc.	11,500	469,545
Employment Services - 0.9%
Robert Half International, Inc.	24,500	637,000
Forestry and Logging - 0.9%
Shanghai Songrui Forestry Products, Inc. (a) (c) (d)	660,000	641,462
Furniture and Related Product Manufacturing - 0.4%
Masco Corp.	30,000	330,300
General Merchandise Stores - 2.0%
Kohl's Corp. (a)	13,200	695,376
Wal-Mart Stores, Inc.	15,100	808,152
Total General Merchandise Stores		1,503,528

Health and Personal Care Stores - 2.3%
CVS Caremark Corp.	32,312	1,016,859
Express Scripts, Inc. (a)	3,619	176,245
McKesson Corp.	3,273	202,206
Medco Health Solutions, Inc. (a)	6,471	336,880
Total Health and Personal Care Stores		1,732,190

Industrial Machinery Manufacturing - 0.7%
Applied Materials, Inc.	41,200	481,216
Insurance Carriers and Related Activities - 3.0%
eHealth, Inc. (a)	23,170	299,356
MetLife, Inc.	14,400	553,680
Radian Group, Inc.	44,600	348,772
UnitedHealth Group, Inc.	17,606	618,147
WellPoint, Inc. (a)	6,325	358,248
Total Insurance Carriers and Related Activities		2,178,203

Machinery Manufacturing - 4.0%
Barnes Group, Inc.	29,300	515,387
China Wind Systems, Inc. (a)	28,667	126,995
General Electric Co.	105,200	1,709,500
Illinois Tool Works, Inc.	9,400	441,988
Tennant Co.	6,010	185,709
Total Machinery Manufacturing		2,979,579

Merchant Wholesalers, Durable Goods - 1.1%
Covidien PLC	20,715	832,536
Mining (except Oil and Gas) - 0.1%
Sulliden Gold Corp Ltd. (a)	75,000	81,641
Miscellaneous Manufacturing - 3.2%
Align Technology, Inc. (a)	11,110	217,534
Baxter International, Inc.	15,281	729,057
Beckman Coulter, Inc.	1,713	83,577
Boston Scientific Corp. (a)	25,697	157,523
CardioNet, Inc. (a)	7,706	34,754
Kinetic Concepts, Inc. (a)	9,540	348,973
Thermo Fisher Scientific, Inc. (a)	17,207	823,871
Total Miscellaneous Manufacturing		2,395,289

Nonstore Retailers - 1.5%
Copart, Inc. (a)	11,490	378,825
World Fuel Services Corp.	26,960	701,230
Total Nonstore Retailers		1,080,055

Oil and Gas Extraction - 0.9%
Anadarko Petroleum Corp.	11,338	646,833
Other Information Services - 0.8%
Google, Inc. - Class A (a)	1,100	578,369
Paper Manufacturing - 1.5%
Bemis Co., Inc.	10,900	346,075
Sealed Air Corp.	33,600	755,328
Total Paper Manufacturing		1,101,403

Petroleum and Coal Products Manufacturing - 0.9%
ConocoPhillips	6,408	368,011
Exxon Mobil Corp.	5,192	320,814
Total Petroleum and Coal Products Manufacturing		688,825

Pharmaceutical and Medicine Manufacturing - 1.3%
Bristol-Myers Squibb Co.	35,400	959,694
Plastics and Rubber Products Manufacturing - 0.0%
Amerityre Corp. (a)	79,912	26,371
Primary Metal Manufacturing - 0.5%
Quanex Building Products Corp.	22,500	388,575
Professional, Scientific, and Technical Services - 5.4%
Alliance Data Systems Corp. (a)	8,900	580,814
Cephalon, Inc. (a)	2,615	163,281
Exact Sciences Corp. (a)	7,200	52,128
The Interpublic Group of Cos., Inc. (a)	49,000	491,470
Mastercard, Inc. - Class A	913	204,512
National CineMedia, Inc.	14,900	266,710
Omnicom Group, Inc.	20,600	813,288
SAVVIS, Inc. (a)	41,000	864,280
Sonus Networks, Inc. (a)	86,920	306,827
Sourcefire, Inc. (a)	7,250	209,090
Total Professional, Scientific, and Technical Services		3,952,400

Publishing Industries (except Internet) - 6.9%
Adobe Systems, Inc. (a)	17,800	465,470
Brocade Communications Systems, Inc. (a)	82,080	479,347
Fortinet, Inc. (a)	18,000	450,000
Microsoft Corp.	65,379	1,601,132
News Corp.	30,700	400,942
RightNow Technologies, Inc. (a)	40,180	791,546
Rovi Corp. (a)	13,370	673,981
Symantec Corp. (a)	14,858	225,396
Total Publishing Industries (except Internet)		5,087,814

Rail Transportation - 0.3%
RailAmerica, Inc. (a)	21,900	210,897
Rental and Leasing Services - 0.9%
GATX Corp.	22,600	662,632
Specialty Trade Contractors - 0.6%
Quanta Services, Inc. (a)	21,300	406,404
Support Activities for Mining - 1.9%
Helix Energy Solutions Group, Inc. (a)	43,990	490,048
Noble Corp.	12,500	422,375
Transocean Ltd. (a)	7,254	466,360
Total Support Activities for Mining		1,378,783

Telecommunications - 0.8%
AT&T, Inc.	9,863	282,082
Verizon Communications, Inc.	8,872	289,138
Total Telecommunications		571,220

Transportation Equipment Manufacturing - 4.3%
Aerovironment, Inc. (a)	8,850	196,912
Johnson Controls, Inc.	31,000	945,500
Lear Corp. (a)	9,900	781,407
Toyota Motor Corp. - ADR	7,800	558,324
Triumph Group, Inc.	9,500	708,605
Total Transportation Equipment Manufacturing		3,190,748

Truck Transportation - 0.4%
Landstar Systems, Inc.	8,400	324,408
Utilities - 0.0%
McKenzie Bay International Ltd. (a)	1,190,000	34,510
Waste Management and Remediation Services - 0.9%
Covanta Holding Corp.	42,232	665,154
Water Transportation - 1.0%
Kirby Corp. (a)	17,900	717,074
TOTAL COMMON STOCKS (Cost $57,361,870)		$57,824,706

	Contracts
PURCHASED OPTIONS - 0.8%
Call Options - 0.5%
BP PLC
Expiration: October 2010, Exercise Price: $40.00	100	17,000
Chesapeake Energy Corp.
Expiration: October 2010, Exercise Price: $25.00	100	700
Citigroup, Inc.
Expiration: October 2010, Exercise Price: $4.00	1,780	10,680
Computer Sciences Corp.
Expiration: October 2010, Exercise Price: $42.50	50	19,550
Expiration: October 2010, Exercise Price: $45.00	50	8,500
ConAgra Foods, Inc.
Expiration: October 2010, Exercise Price: $22.00	150	3,750
Expiration: November 2010, Exercise Price: $22.00	125	5,000
GameStop Corp.
Expiration: October 2010, Exercise Price: $20.00	275	11,550
The Goldman Sachs Group, Inc.
Expiration: October 2010, Exercise Price: $140.00	70	42,350
JPMorgan Chase & Co.
Expiration: October 2010, Exercise Price: $40.00	395	14,615
Lockheed Martin Corp.
Expiration: October 2010, Exercise Price: $70.00	50	10,000
Expiration: October 2010, Exercise Price: $75.00	75	1,125
Materials Select Sector SPDR Fund
Expiration: October 2010, Exercise Price: $32.00	100	11,100
MetLife, Inc.
Expiration: December 2010, Exercise Price: $40.00	235	37,365
Morgan Stanley
Expiration: January 2011, Exercise Price: $26.00	450	64,350
Northrop Grumman Corp.
Expiration: October 2010, Exercise Price: $60.00	75	12,000
The Pantry, Inc.
Expiration: December 2010, Exercise Price: $25.00	100	16,000
Pitney Bowes, Inc.
Expiration: October 2010, Exercise Price: $20.00	225	33,187
Expiration: October 2010, Exercise Price: $25.00	225	563
Toyota Motor Corp.
Expiration: October 2010, Exercise Price: $70.00	78	16,614
Visa, Inc.
Expiration: October 2010, Exercise Price: $72.50	50	12,500
VMware, Inc.
Expiration: October 2010, Exercise Price: $85.00	50	13,500
The Western Union Co.
Expiration: January 2011, Exercise Price: $17.50	75	8,625
Expiration: November 2010, Exercise Price: $17.50	17	1,530
Total Call Options		372,154

Put Options - 0.3%
AmerisouceBergen Corp.
Expiration: October 2010, Exercise Price: $28.00	125	938
Best Buy Co., Inc.
Expiration: October 2010, Exercise Price: $39.00	115	4,140
ConAgra Foods, Inc.
Expiration: October 2010, Exercise Price: $22.00	50	1,500
eBay, Inc.
Expiration: October 2010, Exercise Price: $20.00	125	375
General Electric Co.
Expiration: October 2010, Exercise Price: $16.00	420	12,600
iShares Russell 2000 Index Fund
Expiration: October 2010, Exercise Price: $65.00	125	8,750
Expiration: November 2010, Exercise Price: $67.00	200	54,400
JPMorgan Chase & Co.
Expiration: October 2010, Exercise Price: $35.00	395	9,875
Quanta Services, Inc.
Expiration: November 2010, Exercise Price: $17.50	125	4,375
SPDR S&P 500 ETF
Expiration: October 2010, Exercise Price: $113.00	600	85,200
Visa, Inc.
Expiration: November 2010, Exercise Price: $72.50	125	30,750
Total Put Options		212,903

TOTAL PURCHASED OPTIONS (Cost $759,551)		$585,057

Total Investments (Cost $58,121,421) - 79.2%		58,409,763

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 21.8%
J.P. Morgan
0.050%, dated 9/30/2010, due 10/1/2010
repurchase price $16,098,811 (b)	$16,098,789	16,098,789
TOTAL REPURCHASE AGREEMENTS (Cost $16,098,789)		$16,098,789

Liabilities in Excess of Other Assets - (1.0)%		(750,051)
TOTAL NET ASSETS - 100.0%		$73,758,501

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Bonds.
(c) Illiquid securities identified by Investment Advisor. The market value of these securities total $706,980 which represents 1.0% of total net assets.
(d) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $641,462, which represents 0.9% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$75,165,058
Gross unrealized appreciation	2,971,319
Gross unrealized depreciation	(3,627,825)
Net unrealized appreciation	$(656,506)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)
	Shares	Value
COMMON STOCKS
A123 Systems, Inc.	23,840	$213,845
Abaxis, Inc.	9,220	212,982
Altera Corp.	9,900	298,584
AMAG Pharmaceuticals, Inc.	5,520	94,999
Applied Materials, Inc.	10,000	116,800
ArvinMeritor, Inc.	18,160	282,206
Autodesk, Inc.	1,528	48,850
Avery Dennison Corp.	4,000	148,480
BioCryst Pharmaceuticals, Inc.	21,830	107,840
Bob Evans Farms, Inc.	6,113	171,592
Bristol-Myers Squibb Co.	5,990	162,389
California Pizza Kitchen, Inc.	5,182	88,405
CarMax, Inc.	3,356	93,498
Cerner Corp.	693	58,205
Cherokee, Inc.	4,940	90,106
Cintas Corp.	2,300	63,365
Computer Sciences Corp.	10,500	483,000
ConAgra Foods, Inc.	27,500	603,350
Constant Contact, Inc.	9,580	205,299
Digital Realty Trust, Inc.	2,750	169,675
DineEquity, Inc.	999	44,935
DragonWave, Inc.	26,500	187,620
eBay, Inc.	11,500	280,600
Electronic Arts, Inc.	8,300	136,369
Ethan Allen Interiors, Inc.	3,850	67,221
F5 Networks, Inc.	2,600	269,906
Foot Locker, Inc.	6,628	96,305
GameStop Corp. - Class A	26,700	526,257
Garmin Ltd.	2,347	71,231
Genzyme Corp.	560	39,642
Green Mountain Coffee Roasters, Inc.	1,178	36,742
Haverty Furniture Cos., Inc.	6,124	66,813
Hertz Global Holdings, Inc.	3,566	37,764
Intuitive Surgical, Inc.	209	59,302
Isle of Capri Casinos, Inc.	5,743	41,120
Itron, Inc.	3,410	208,794
JOS A Bank Clothiers, Inc.	3,364	143,340
Korn/Ferry International	9,300	153,822
Lockheed Martin Corp.	7,500	534,600
Logitech International SA	4,516	78,578
M&T Bank Corp.	2,500	204,525
McAfee, Inc.	3,380	159,739
Micron Technology, Inc.	15,300	110,313
Neogen Corp.	3,517	119,051
Northrop Grumman Corp.	7,500	454,725
NutriSystem, Inc	5,000	96,200
Omnivision Technologies, Inc.	11,840	272,794
Onyx Pharmaceuticals, Inc.	6,170	162,765
Open Text Corp.	9,220	433,709
Panera Bread Co. - Class A	1,874	166,055
Peet's Coffee & Tea, Inc.	4,571	156,465
Penske Automotive Group, Inc.	5,038	66,502
Pharmaceutical Product Development, Inc.	3,742	92,764
Pitney Bowes, Inc.	22,500	481,050
Protective Life Corp.	12,000	261,120
Quiksilver, Inc.	12,000	46,920
Robert Half International, Inc.	4,391	114,165
Stratasys, Inc.	6,770	187,664
SunPower Corp. - Class A	7,330	105,552
VanceInfo Technologies, Inc. - ADR	2,390	77,293
Visa, Inc.	5,000	371,300
VMware, Inc. - Class A	5,000	424,700
Vodafone Group PLC - ADR	17,000	421,770
Wells Fargo & Co.	6,390	160,581
Whirlpool Corp.	1,000	80,960
Zoll Medical Corp.	6,173	199,203
TOTAL COMMON STOCKS (Proceeds $12,131,942)		12,222,316

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Bond Fund	4,500	474,795
iShares Dow Jones U.S. Real Estate Fund	2,444	129,239
iShares MSCI Emerging Markets Index Fund	8,160	365,323
iShares Russell 2000 Index Fund	146,300	9,870,861
PowerShares QQQ	34,200	1,678,536
Materials Select Sector SPDR Fund	20,000	655,600
Semiconductor HOLDRs Trust	11,400	315,666
SPDR S&P Retail ETF	21,013	878,133
SPDR S&P Homebuilders ETF	14,460	228,613
TOTAL INVESTMENT COMPANIES (Proceeds $14,835,469)		14,596,766
Total Securities Sold Short (Proceeds $26,967,411)		$26,819,082

ADR American Depository Receipt

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
September 30, 2010 (Unaudited)
	Contracts	Value
CALL OPTIONS
Best Buy Co., Inc.
Expiration: December 2010, Exercise Price: $42.00	115	$22,885
BP PLC
Expiration: October 2010, Exercise Price: $45.00	100	1,500
General Electric Co.
Expiration: December 2010, Exercise Price: $19.00	700	7,700
The Pantry, Inc.
Expiration: December 2010, Exercise Price: $30.00	100	3,750
VMware, Inc.
Expiration: October 2010, Exercise Price: $95.00	100	5,000
Total Call Options		40,835

PUT OPTIONS
Adobe Systems, Inc.
Expiration: October 2010, Exercise Price: $24.00	356	3,916
Bank of America Corp.
Expiration: November 2010, Exercise Price: $12.00	350	11,200
Best Buy Co., Inc.
Expiration: January 2011, Exercise Price: $29.00	140	4,690
Expiration: October 2010, Exercise Price: $37.00	230	2,990
Cisco Systems, Inc.
Expiration: October 2010, Exercise Price: $17.50	661	1,322
Dell, Inc.
Expiration: November 2010, Exercise Price: $10.00	550	3,575
eBay, Inc.
Expiration: October 2010, Exercise Price: $15.00	125	125
FedEx Corp.
Expiration: October 2010, Exercise Price: $70.00	79	711
General Electric Co.
Expiration: November 2010, Exercise Price: $14.00	420	5,880
Expiration: December 2010, Exercise Price: $10.00	700	2,100
iShares Russell 2000 Index Fund
Expiration: October 2010, Exercise Price: $61.00	125	2,250
Expiration: November 2010, Exercise Price: $62.00	200	25,800
JPMorgan Chase & Co.
Expiration: November 2010, Exercise Price: $35.00	395	31,205
MetLife, Inc.
Expiration: December 2010, Exercise Price: $30.00	233	12,815
Quanta Services, Inc.
Expiration: January 2011, Exercise Price: $15.00	125	3,438
SPDR S&P 500 ETF
Expiration: October 2010, Exercise Price: $108.00	600	24,600
Visa, Inc.
Expiration: November 2010, Exercise Price: $67.50	125	12,750
Total Put Options		149,367
Total Options Written (Premiums received $299,066)		$190,202

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$57,183,244	$—	$641,462	(1)	$57,824,706
Purchased Options		585,057	—	—		585,057
Repurchase Agreements		—	16,098,789	—		16,098,789
Total Investment in Securities		$57,768,301	$16,098,789	$641,462		$74,508,552

Securities Sold Short:
Common Stocks		$(12,222,316)	$—	$—		$(12,222,316)
Investment Companies		(14,596,766)	—	—		(14,596,766)
Total Securities Sold Short		$(26,819,082)	$—	$—		$(26,819,082)

Written Options		$(190,202)	$—	$—		$(190,202)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Forestry and Logging	$641,462

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$631,066	—	—
Accrued discounts/premiums		—	—	—
Realized gain (loss)		—	—	—
Change in unrealized (depreciation)		10,396	—	—
Purchases		—	—	—
Sales		—	—	—
Transfer in and/or out of Level 3		—	—	—
Balance as of 9/30/10		$641,462	$—	$—

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at September 30, 2010		$10,396	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$585,057
Written Options			Written option contracts, at value	190,202
Total		$585,057		$190,202

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended September 30, 2010:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Purchased Options	$(2,633,521)
Written Options	929,904
Total	$(1,703,617)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Purchased Options	$(218,193)
Written Options	82,497
Total	$(135,696)

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.9%
Accommodation - 0.2%
Marcus Corp.	4,453	$52,768
Monarch Casino & Resort, Inc. (a)	8,523	95,543
Total Accommodation		148,311

Administrative and Support Services - 1.4%
Allied Healthcare International, Inc. (a)	6,946	17,365
Barrett Business Services, Inc.	7,299	110,872
CDI Corp.	3,412	44,083
Equifax, Inc.	4,950	154,440
Gartner, Inc. (a)	4,500	132,480
The Geo Group, Inc. (a)	4,992	116,563
Intersections, Inc. (a)	13,298	123,671
Kelly Services, Inc. (a)	4,827	56,621
Rollins, Inc.	6,000	140,280
Total Administrative and Support Services		896,375

Agriculture, Constructions, and Mining Machinery Manufacturing - 0.4%
Martin Marietta Materials, Inc.	3,400	261,698
Air Transportation - 0.3%
PHI, Inc. (a)	3,344	54,106
United Continental Holdings, Inc. (a)	5,900	139,417
Total Air Transportation		193,523

Ambulatory Health Care Services - 0.5%
Lincare Holdings, Inc.	5,200	130,468
Select Medical Holdings Corp. (a)	6,947	53,492
US Physical Therapy, Inc. (a)	6,691	111,873
Total Ambulatory Health Care Services		295,833

Animal Production - 0.1%
Cal-Maine Foods, Inc.	1,216	35,240
Animal Slaughtering and Processing - 0.2%
ConAgra Foods, Inc.	5,100	111,894
Apparel Manufacturing - 0.6%
Gildan Activewear, Inc. (a)	4,600	129,214
The Jones Group, Inc.	10,748	211,091
VF Corp.	350	28,357
Total Apparel Manufacturing		368,662

Automobiles & Components - 0.2%
Bridgestone Corp.	7,100	129,361
Banks - 0.4%
Mizuho Financial Group, Inc.	81,600	119,252
Oversea-Chinese Banking Corp. Ltd.	20,000	134,591
Total Banks		253,843

Beverage and Tobacco Product Manufacturing - 0.8%
Coca-Cola Enterprises, Inc.	5,060	156,860
Kewpie Corp.	10,700	138,428
PepsiCo, Inc.	3,000	199,320
Total Beverage and Tobacco Product Manufacturing		494,608

Broadcasting (except Internet) - 0.3%
Grupo Televisa SA - ADR	9,480	179,362
Building Material and Garden Equipment and Supplies Dealers - 0.0%
Interline Brands, Inc. (a)	1,114	20,097
Capital Goods - 0.7%
Alstom SA	2,700	137,735
Invensys PLC	33,700	158,023
Q-Cells SE (a)	9,300	52,108
Sojitz Corp.	56,600	101,701
Total Capital Goods		449,567

Chemical Manufacturing - 5.9%
Abbott Laboratories	2,200	114,928
Alberto-Culver Co.	5,260	198,039
Aptargroup, Inc.	1,360	62,111
BASF SE	2,700	170,255
Colgate-Palmolive Co.	720	55,339
Daicel Chemical Industries Ltd.	22,000	148,107
Dendreon Corp. (a)	4,150	170,897
The Dow Chemical Co.	5,000	137,300
Eastman Chemical Co.	1,760	130,240
Elizabeth Arden, Inc. (a)	837	16,732
Hospira, Inc. (a)	1,900	108,319
Huntsman Corp.	15,700	181,492
IDEXX Laboratories, Inc. (a)	2,100	129,612
International Flavors & Fragrances, Inc.	2,900	140,708
Koninklijke DSM NV	2,900	148,570
Kuraray Co. Ltd.	12,000	151,509
Life Technologies Corp. (a)	2,330	108,788
Lubrizol Corp.	1,400	148,358
Merck & Co., Inc.	5,060	186,259
Mitsubishi Chemical Holdings Corp.	15,445	78,446
Mitsui Chemicals, Inc.	42,000	113,201
Nutraceutical International Corp. (a)	1,396	21,903
OM Group, Inc. (a)	2,196	66,144
PPG Industries, Inc.	2,250	163,800
Rengo Co. Ltd.	19,000	122,676
Rogers Corp. (a)	2,495	78,543
Shuffle Master, Inc. (a)	6,645	55,884
Teva Pharmaceutical Industries Ltd. - ADR	3,920	206,780
Tosoh Corp.	25,000	67,381
Valeant Pharmaceuticals International Inc	4,987	124,912
Warner Chilcott PLC (a)	4,400	98,736
Westlake Chemical Corp.	1,352	40,465
Total Chemical Manufacturing		3,746,434

Clothing and Clothing Accessories Stores - 0.8%
Christopher & Banks Corp.	4,089	32,344
Collective Brands, Inc. (a)	1,542	24,888
The Finish Line, Inc. - Class A	1,021	14,202
Ltd Brands, Inc.	5,000	133,900
The Men's Wearhouse, Inc.	973	23,147
Ross Stores, Inc.	1,690	92,308
Stage Stores, Inc.	490	6,370
TJX Cos., Inc.	4,160	185,661
Total Clothing and Clothing Accessories Stores		512,820

Commercial Services & Supplies - 0.1%
G4S PLC	22,200	88,789
Computer and Electronic Product Manufacturing - 7.7%
Agilent Technologies, Inc. (a)	3,850	128,475
Altera Corp.	12,320	371,571
AXT, Inc. (a)	3,370	22,309
Benchmark Electronics, Inc. (a)	3,998	65,567
Black Box Corp.	1,228	39,370
Brush Engineered Materials, Inc. (a)	2,390	67,972
Cisco Systems, Inc. (a)	5,910	129,429
Cognex Corp.	3,992	107,066
Comtech Telecommunications Corp. (a)	5,561	152,093
CTS Corp.	2,760	26,551
DDi Corp.	7,696	71,111
Digi International, Inc. (a)	12,700	120,523
Dolby Laboratories, Inc. - Class A (a)	2,700	153,387
DSP Group, Inc. (a)	3,675	25,725
EMC Corp./Massachusetts (a)	8,510	172,838
Extreme Networks, Inc. (a)	12,563	39,071
Fairchild Semiconductor International, Inc. (a)	1,925	18,095
FARO Technologies, Inc. (a)	2,985	65,103
Fossil, Inc. (a)	6,390	343,718
Harvard Bioscience, Inc. (a)	33,798	128,432
Hewlett-Packard Co.	2,950	124,107
Immersion Corp. (a)	12,985	76,741
Integrated Device Technology, Inc. (a)	20,303	118,773
Intel Corp.	7,040	135,379
International Business Machines Corp.	1,010	135,481
LaBarge, Inc. (a)	4,965	62,013
Lattice Semiconductor Corp. (a)	12,043	57,204
Lexmark International, Inc. - Class A (a)	3,400	151,708
Micrel, Inc.	10,709	105,591
Molex, Inc.	2,360	49,395
Natus Medical, Inc. (a)	8,220	119,765
NetApp, Inc. (a)	7,250	360,978
Pericom Semiconductor Corp. (a)	5,899	51,262
Plexus Corp. (a)	2,189	64,247
PLX Technology, Inc. (a)	6,197	22,433
Raytheon Co.	8,900	406,819
RF Micro Devices, Inc. (a)	11,554	70,942
SanDisk Corp. (a)	2,900	106,285
Standard Microsystems Corp. (a)	1,720	39,233
STMicroelectronics NV - ADR	8,500	64,855
Tyco International Ltd.	2,880	105,782
Vishay Intertechnology, Inc. (a)	4,045	39,156
Volterra Semiconductor Corp. (a)	1,079	23,220
Xilinx, Inc.	5,300	141,033
Total Computer and Electronic Product Manufacturing		4,880,808

Construction of Buildings - 0.1%
Lennar Corp. - Class A	3,810	58,598
Standard Pacific Corp. (a)	3,294	13,077
Total Construction of Buildings		71,675

Consumer Durables & Apparel - 0.7%
LVMH Moet Hennessy Louis Vuitton SA	1,000	146,686
Sega Sammy Holdings, Inc.	9,000	137,566
Sekisui Chemical Co. Ltd.	21,000	127,036
Total Consumer Durables & Apparel		411,288

Couriers and Messengers - 0.2%
United Parcel Service, Inc. - Class B	2,130	142,050
Credit Intermediation and Related Activities - 2.2%
Alliance Financial Corp.	809	24,456
Banco Espirito Santo SA	15,200	70,349
Bank of Hawaii Corp.	2,500	112,300
Beacon Federal Bancorp, Inc.	9,559	99,605
Beneficial Mutual Bancorp, Inc. (a)	10,452	93,754
Cash America International, Inc.	1,501	52,535
Center Bancorp, Inc.	12,292	93,911
Clifton Savings Bancorp, Inc.	3,232	27,795
ESB Financial Corp.	1,624	22,606
Financial Institutional, Inc.	2,092	36,945
First Commonwealth Financial Corp.	11,216	61,127
Global Cash Access Holdings, Inc. (a)	20,533	83,775
The Governor & Co. of the Bank of Ireland - ADR	17,500	59,500
Heartland Financial USA, Inc.	4,214	64,854
KKR Financial Holdings LLC	6,080	53,382
MainSource Financial Group, Inc.	3,640	27,810
Meridian Interstate Bancorp, Inc. (a)	2,156	22,724
National Bank of Greece SA - ADR (a)	52,900	120,083
Peoples Bancorp, Inc.	2,906	35,947
Republic Bancorp Inc. - Class A	1,203	25,419
S&T Bancorp, Inc.	837	14,581
Territorial Bancorp, Inc.	1,293	21,761
Union First Market Bankshares Corp.	4,875	63,668
ViewPoint Financial Group, Inc.	10,853	100,390
Total Credit Intermediation and Related Activities		1,389,277

Data Processing, Hosting and Related Services - 0.8%
Fiserv, Inc. (a)	2,900	156,078
Knology, Inc. (a)	3,891	52,256
Red Hat, Inc. (a)	5,100	209,100
Zix Corp. (a)	30,232	85,859
Total Data Processing, Hosting and Related Services		503,293

Electrical Equipment, Appliance, and Component Manufacturing - 1.6%
Altra Holdings, Inc. (a)	902	13,286
AO Smith Corp.	2,280	131,989
Chase Corp.	4,362	63,467
EnerSys (a)	2,218	55,383
Exide Technologies (a)	9,945	47,637
Franklin Electric Co., Inc.	2,941	97,524
Hitachi Ltd.	38,000	166,148
Koninklijke Philips Electronics NV	2,400	75,431
Omron Corp.	5,600	127,187
Ushio, Inc.	7,400	124,545
Vestas Wind System A/S (a)	3,300	124,351
Total Electrical Equipment, Appliance, and Component Manufacturing		1,026,948

Electronics and Appliance Stores - 0.6%
Best Buy Co., Inc.	1,950	79,619
PC Connection, Inc. (a)	3,634	24,820
RadioShack Corp.	6,100	130,113
REX American Resources Corp. (a)	2,816	40,804
Yamada Denki Co. Ltd.	1,320	81,907
Total Electronics and Appliance Stores		357,263

Energy - 0.2%
OMV AG	3,800	142,253
Energy & Related Services - 0.3%
Kinden Corp.	18,000	162,578
Fabricated Metal Product Manufacturing - 0.4%
Drew Industries, Inc. (a)	3,814	79,560
EnPro Industries, Inc. (a)	1,090	34,095
Universal Stainless & Alloy (a)	2,565	62,997
Watts Water Technologies, Inc. - Class A	1,644	55,978
Total Fabricated Metal Product Manufacturing		232,630

Food & Staples Retailing - 0.2%
Koninklijke Ahold NV	9,800	132,102
Food and Beverage Stores - 0.6%
The Kroger Co.	7,600	164,616
Lindt & Spruengli AG	27	64,735
Winn Dixie Stores, Inc. (a)	18,139	129,331
Total Food and Beverage Stores		358,682

Food Manufacturing - 1.8%
Corn Products International, Inc.	4,770	178,875
Darling International, Inc. (a)	14,250	121,410
The Hain Celestial Group, Inc. (a)	4,930	118,221
HJ Heinz Co.	7,170	339,643
The JM Smucker Co.	2,170	131,350
Kraft Foods, Inc.	6,410	197,813
Omega Protein Corp. (a)	12,442	71,417
Total Food Manufacturing		1,158,729

Food Services and Drinking Places - 1.7%
Biglari Holdings, Inc. (a)	190	62,443
Brinker International, Inc.	6,550	123,533
The Cheesecake Factory, Inc. (a)	5,300	140,291
Chipotle Mexican Grill, Inc. (a)	800	137,600
Dominos Pizza, Inc. (a)	4,859	64,236
Luby's, Inc. (a)	14,275	68,806
OPAP SA	8,300	131,254
Papa John's International, Inc. (a)	4,512	119,027
Ruby Tuesday, Inc. (a)	8,153	96,776
Starbucks Corp.	5,800	148,364
Total Food Services and Drinking Places		1,092,330

Funds, Trusts, and Other Financial Vehicles - 0.4%
AMERIGROUP Corp. (a)	1,470	62,431
Cypress Sharpridge Investments, Inc.	1,251	16,701
Dynex Capital, Inc.	11,185	120,574
Newcastle Investment Corp. (a)	14,673	45,486
Total Funds, Trusts, and Other Financial Vehicles		245,192

Furniture and Home Furnishings Stores - 0.1%
Haverty Furniture Cos., Inc.	4,987	54,408
Furniture and Related Product Manufacturing - 0.5%
HNI Corp.	5,000	143,800
Hooker Furniture Corp.	8,864	103,089
Steelcase, Inc.	10,813	90,072
Total Furniture and Related Product Manufacturing		336,961

General Merchandise Stores - 1.0%
Big Lots, Inc. (a)	6,190	205,818
Dollar Tree, Inc. (a)	4,470	217,957
Macy's, Inc.	8,080	186,567
Tuesday Morning Corp. (a)	5,244	25,014
Total General Merchandise Stores		635,356

Health and Personal Care Stores - 0.6%
Henry Schein, Inc. (a)	2,200	128,876
McKesson Corp.	1,210	74,754
Medco Health Solutions, Inc. (a)	2,850	148,371
Total Health and Personal Care Stores		352,001

Heavy and Civil Engineering Construction - 0.4%
Chicago Bridge & Iron Co. NV (a)	5,400	132,030
Great Lakes Dredge & Dock Corp.	21,220	123,288
Total Heavy and Civil Engineering Construction		255,318

Hospitals - 0.5%
LifePoint Hospitals, Inc. (a)	1,640	57,498
Magellan Health Services, Inc. (a)	2,496	117,911
Tenet Healthcare Corp. (a)	7,405	34,952
Universal Health Services, Inc. - Class B	3,100	120,466
Total Hospitals		330,827

Insurance Carriers and Related Activities - 2.1%
Aflac, Inc.	2,550	131,860
Allianz SE	1,300	146,918
Amlin PLC	32,000	201,728
Amtrust Financial Services, Inc.	6,541	94,975
Hannover Rueckversicherung AG	2,400	110,391
Kansas City Life Insurance Co.	2,048	63,877
Meadowbrook Insurance Group, Inc.	3,742	33,566
Presidential Life Corp.	3,489	34,192
RSA Insurance Group PLC	64,100	131,607
Sampo OYJ - A shares	3,500	94,521
Symetra Financial Corp.	4,423	46,265
United Fire & Casualty Co.	3,331	70,651
UnitedHealth Group, Inc.	3,960	139,036
Total Insurance Carriers and Related Activities		1,299,587

Leather and Allied Product Manufacturing - 0.1%
The Timberland Co. - Class A (a)	2,864	56,736
Lessors of Real Estate - 0.4%
Apartment Investment & Management Co. - Class A	5,600	119,728
Lexington Realty Trust	16,914	121,104
Total Lessors of Real Estate		240,832
Machinery Manufacturing - 3.6%
Alamo Group, Inc.	4,858	108,479
Applied Materials, Inc.	10,830	126,494
Blount International, Inc. (a)	4,583	58,342
Cascade Corp.	845	26,871
Cummins, Inc.	4,080	369,566
Deere & Co.	2,300	160,494
Dover Corp.	5,300	276,713
Flowserve Corp.	1,300	142,246
Graco, Inc.	4,100	130,093
Kadant, Inc. (a)	1,604	30,332
Keithley Instruments, Inc.	4,342	93,396
Kulicke & Soffa Industries, Inc. (a)	5,024	31,099
Lydall, Inc. (a)	1,966	14,470
Met-Pro Corp.	9,971	100,607
NACCO Industries, Inc. - Class A	501	43,782
National Oilwell Varco, Inc.	3,500	155,645
Newpark Resources, Inc. (a)	2,404	20,194
Newport Corp. (a)	3,715	42,128
Nordson Corp.	2,300	169,487
Novellus Systems, Inc. (a)	5,000	132,900
Trimas Corp. (a)	4,470	66,380
Total Machinery Manufacturing		2,299,718

Management of Companies and Enterprises - 0.4%
Advanced Battery Technologies, Inc. (a)	23,684	85,026
Ames National Corp.	3,844	76,649
Cardinal Financial Corp.	2,974	28,580
Dime Community Bancshares, Inc.	4,832	66,923
Total Management of Companies and Enterprises		257,178

Management, Scientific, and Technical Consulting Services - 0.4%
The Corporate Executive Board Co.	3,800	119,928
Navigant Consulting, Inc. (a)	10,282	119,580
Total Management, Scientific, and Technical Consulting Services		239,508

Materials - 0.4%
Fortescue Metals Group Ltd. (a)	25,500	128,411
Sumitomo Bakelite Co. Ltd.	26,000	131,121
Total Materials		259,532

Media - 0.2%
United Business Media Ltd.	12,800	126,576
Merchant Wholesalers, Durable Goods - 0.7%
Brightpoint, Inc. (a)	8,335	58,262
Richardson Electronics Ltd.	1,063	11,162
Schnitzer Steel Industries, Inc. - Class A	1,419	68,509
United Stationers, Inc. (a)	493	26,380
WW Grainger, Inc.	2,580	307,304
Total Merchant Wholesalers, Durable Goods		471,617

Merchant Wholesalers, Nondurable Goods - 1.0%
AmerisourceBergen Corp.	9,440	289,430
Herbalife Ltd.	3,000	181,050
Sigma-Aldrich Corp.	2,550	153,969
Total Merchant Wholesalers, Nondurable Goods		624,449

Mining (except Oil and Gas) - 1.2%
Barrick Gold Corp.	2,900	134,241
Harry Winston Diamond Corp. (a)	4,870	56,687
Mitsui Mining & Smelting Co. Ltd.	38,000	108,793
Rio Tinto PLC - ADR	2,800	164,444
Teck Resources Ltd. - Class B	3,300	135,828
Vedanta Resources PLC	3,800	129,237
Total Mining (except Oil and Gas)		729,230

Miscellaneous Manufacturing - 2.1%
Callaway Golf Co.	3,422	23,954
CONMED Corp. (a)	3,867	86,660
The Cooper Cos., Inc.	2,500	115,550
Hasbro, Inc.	2,900	129,079
Hillenbrand, Inc.	5,800	124,758
Hill-Rom Holdings, Inc.	3,800	136,382
Kinetic Concepts, Inc. (a)	3,500	128,030
Medical Action Industries, Inc. (a)	13,760	124,528
Nalco Holding Co.	7,000	176,470
Orthofix International NV (a)	4,110	129,136
WMS Industries, Inc. (a)	3,400	129,438
Total Miscellaneous Manufacturing		1,303,985

Miscellaneous Store Retailers - 0.5%
Ashland, Inc.	2,420	118,023
PetSmart, Inc.	5,100	178,500
Stamps.com, Inc. (a)	3,210	41,730
Total Miscellaneous Store Retailers		338,253

Monetary Authorities-Central Bank - 0.1%
West Bancorporation, Inc. (a)	5,611	35,349
Motion Picture and Sound Recording Industries - 0.0%
Gaiam, Inc. - Class A	1,284	8,590
Motor Vehicle and Parts Dealers - 0.3%
CarMax, Inc. (a)	2,130	59,342
Lennox International, Inc.	1,480	61,701
Midas, Inc. (a)	5,172	39,359
PEP Boys-Manny Moe & Jack	1,275	13,489
Total Motor Vehicle and Parts Dealers		173,891

Nonferrous Metal (except Aluminum) Production and Processing - 0.0%
Matthews International Corp.	394	13,932
Nursing and Residential Care Facilities - 0.3%
Capital Senior Living Corp. (a)	13,681	72,920
The Ensign Group, Inc.	4,103	73,649
Five Star Quality Care, Inc. (a)	5,867	29,628
Total Nursing and Residential Care Facilities		176,197

Oil and Gas Extraction - 6.0%
Atlas Energy, Inc. (a)	3,900	111,696
Bill Barrett Corp. (a)	3,520	126,720
Berry Petroleum Co.	9,000	285,570
Cabot Oil & Gas Corp.	8,600	258,946
Cimarex Energy Co.	1,700	112,506
CNOOC Ltd. - ADR	500	97,150
Comstock Resources, Inc. (a)	8,500	191,165
Devon Energy Corp.	3,600	233,064
El Paso Corp.	10,900	134,942
Forest Oil Corp. (a)	10,800	320,760
Georesources, Inc. (a)	917	14,580
Hess Corp.	5,350	316,292
Marathon Oil Corp.	15,300	506,430
Minerals Technologies, Inc.	1,020	60,099
Panhandle Oil and Gas, Inc. - Class A	5,144	127,005
Petroleum Development Corp. (a)	6,000	165,600
Pioneer Natural Resources Co.	1,800	117,054
Questar Corp.	7,200	126,216
Quicksilver Resources, Inc. (a)	7,500	94,500
SM Energy Co.	3,000	112,380
Stone Energy Corp. (a)	900	13,257
Vaalco Energy, Inc. (a)	5,890	33,809
Whiting Petroleum Corp. (a)	2,500	238,775
Total Oil and Gas Extraction		3,798,516

Other Electrical Equipment and Component Manufacturing - 0.3%
Emerson Electric Co.	4,000	210,640
Other Information Services - 0.3%
QuinStreet, Inc. (a)	6,665	100,175
Shanda Games Ltd. - ADR (a)	16,800	90,048
Total Other Information Services		190,223

Other Investment Pools and Funds - 0.4%
Invesco Mortgage Capital, Inc.	5,170	111,258
The Macerich Co.	3,300	141,735
Total Other Investment Pools and Funds		252,993
Paper Manufacturing - 0.8%
Graphic Packaging Holding Co. (a)	17,703	59,128
Greif, Inc.	2,900	170,636
OJI Paper Co. Ltd.	23,000	101,665
Sonoco Products Co.	4,300	143,792
Total Paper Manufacturing		475,221

Petroleum and Coal Products Manufacturing - 0.7%
BP PLC - ADR	1,800	74,106
Frontier Oil Corp.	15,000	201,000
Holly Corp.	5,700	163,875
Total Petroleum and Coal Products Manufacturing		438,981

Pharmaceutical and Medicine Manufacturing - 0.2%
H. Lundbeck A/S	6,100	107,733
Pharmaceuticals & Biotechnology - 0.2%
Shire PLC	5,700	128,402
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
BMP Sunstone Corp. (a)	5,038	38,289
Plastics and Rubber Products Manufacturing - 0.1%
Newell Rubbermaid, Inc.	3,670	65,363
Primary Metal Manufacturing - 0.4%
Coleman Cable, Inc. (a)	3,772	22,594
Metalico, Inc. (a)	13,660	52,318
Ternium SA - ADR	3,800	124,070
Worthington Industries, Inc.	2,338	35,140
Total Primary Metal Manufacturing		234,122

Printing and Related Support Activities - 0.7%
Consolidated Graphics, Inc. (a)	212	8,787
Deluxe Corp.	12,890	246,586
Ennis, Inc.	1,372	24,545
Innerworkings, Inc. (a)	4,197	27,574
RR Donnelley & Sons Co.	8,030	136,189
Total Printing and Related Support Activities		443,681

Professional, Scientific, and Technical Services - 3.5%
Advent Software, Inc. (a)	3,100	161,789
Alliance Data Systems Corp. (a)	1,900	123,994
Bio-Rad Laboratories, Inc. - Class A (a)	1,180	106,802
CACI International, Inc. - Class A (a)	2,820	127,633
Cerner Corp. (a)	1,700	142,783
Computer Task Group, Inc. (a)	18,147	138,643
DG FastChannel, Inc. (a)	1,132	24,621
Dynamics Research Corp. (a)	5,505	56,591
eResearchTechnology, Inc. (a)	4,092	30,608
F5 Networks, Inc. (a)	2,070	214,887
Factset Research Systems, Inc.	2,100	170,373
Genpact Ltd. (a)	9,700	171,981
Harte-Hanks, Inc.	6,305	73,579
iGate Corp.	3,190	57,867
JDA Software Group, Inc. (a)	2,640	66,950
Korn/Ferry International (a)	5,560	91,962
Lionbridge Technologies, Inc. (a)	4,753	20,438
Mastercard, Inc. - Class A	530	118,720
Parexel International Corp. (a)	7,982	184,624
SFN Group, Inc. (a)	5,352	32,166
Teledyne Technologies, Inc. (a)	2,849	113,447
Total Professional, Scientific, and Technical Services		2,230,458

Publishing Industries (except Internet) - 1.8%
ACI Worldwide, Inc. (a)	5,900	132,101
The Dolan Co. (a)	11,905	135,360
Epicor Software Corp. (a)	15,315	133,240
Gannett Co., Inc.	9,400	114,962
Meredith Corp.	531	17,688
MICROS Systems, Inc. (a)	4,550	192,602
MSCI, Inc. (a)	2,010	66,752
Nuance Communications, Inc. (a)	3,760	58,806
Oracle Corp.	6,490	174,257
PRIMEDIA, Inc.	4,495	17,081
Progress Software Corp. (a)	2,802	92,746
Total Publishing Industries (except Internet)		1,135,595

Pulp, Paper, and Paperboard Mills - 0.2%
Potlatch Corp.	3,700	125,800
Rail Transportation - 0.7%
Canadian National Railway Co	1,400	89,628
CSX Corp.	2,300	127,236
Union Pacific Corp.	2,680	219,224
Total Rail Transportation		436,088

Real Estate - 0.9%
Brandywine Realty Trust	3,754	45,987
Jones Lang LaSalle, Inc.	1,500	129,405
UMH Properties, Inc.	6,591	70,787
Ventas, Inc.	3,600	185,652
Wing Tai Holdings Ltd.	103,000	135,495
Total Real Estate		567,326

Rental and Leasing Services - 0.4%
Amerco, Inc. (a)	618	49,119
Electro Rent Corp.	8,317	110,450
Textainer Group Holdings Ltd.	3,380	90,381
Total Rental and Leasing Services		249,950

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
Calamos Asset Management, Inc. - Class A	12,423	142,864
Epoch Holding Corp.	6,220	80,114
Franklin Resources, Inc.	1,100	117,590
Investor AB	9,100	184,826
MarketAxess Holdings, Inc.	1,815	30,819
Oppenheimer Holdings, Inc. - Class A	839	23,450
T Rowe Price Group, Inc.	2,600	130,169
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		709,832

Semiconductor and Other Electronic Component Manufacturing - 0.4%
Cree, Inc. (a)	2,200	119,438
Taiwan Semiconductor Manufacturing Co. Ltd.	13,400	135,876
Total Semiconductor and Other Electronic Component Manufacturing		255,314

Space Research and Technology - 0.3%
BAE Systems PLC	33,500	180,135
Sporting Goods, Hobby, Book, and Music Stores - 0.4%
Jo-Ann Stores, Inc. (a)	2,030	90,437
Schindler Holding AG	1,500	160,891
Total Sporting Goods, Hobby, Book, and Music Stores		251,328

Support Activities for Mining - 0.9%
Basic Energy Services, Inc. (a)	21,800	185,736
Gazprom OAO - ADR (a)	2,300	48,185
Layne Christensen Co. (a)	3,976	102,939
Precision Drilling Corp. (a)	20,300	139,055
W&T Offshore, Inc.	5,986	63,451
Warren Resources, Inc. (a)	11,003	43,682
Total Support Activities for Mining		583,048

Support Activities for Transportation - 0.1%
Forward Air Corp.	1,153	29,978
Technology Hardware & Equipment - 0.5%
Fujitsu Ltd.	22,000	154,432
Kingboard Chemical Holdings Ltd.	27,000	136,760
Total Technology Hardware & Equipment		291,192

Telecommunications - 2.1%
American Tower Corp. (a)	4,000	205,040
AT&T, Inc.	7,070	202,202
BT Group PLC - ADR	6,200	135,904
Chunghwa Telecom Co. Ltd. - ADR	2,700	60,534
Cincinnati Bell, Inc. (a)	37,683	100,614
HickoryTech Corp.	10,940	93,318
Partner Communications Co. Ltd. - ADR	4,600	83,996
USA Mobility, Inc.	3,827	61,347
Virgin Media, Inc.	5,800	133,516
Vivendi SA	2,500	68,333
Vodafone Group PLC - ADR	8,400	208,404
Total Telecommunications		1,353,208

Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd.	34,000	127,887
Transportation Equipment Manufacturing - 4.6%
Amerigon, Inc. (a)	3,979	40,984
Arctic Cat, Inc. (a)	1,693	17,353
Fukuyama Transporting Co. Ltd.	25,000	128,773
Gentex Corp.	3,010	58,725
Goodrich Corp.	1,900	140,087
Lawson Products, Inc.	4,968	75,861
LB Foster Co. - Class A (a)	4,071	117,815
Lear Corp. (a)	4,300	339,399
Magna International, Inc.	2,100	172,746
Marine Products Corp. (a)	8,782	53,922
Miller Industries, Inc.	5,068	68,570
Navistar International Corp. (a)	5,650	246,566
Oshkosh Corp. (a)	10,800	297,000
Rockwell Collins, Inc.	2,300	133,975
Spirit Aerosystems Holdings, Inc. - Class A (a)	7,000	139,510
Superior Industries International, Inc.	4,579	79,125
Triumph Group, Inc.	3,000	223,770
TRW Automotive Holdings Corp. (a)	4,300	178,708
United Technologies Corp.	2,580	183,774
WABCO Holdings, Inc. (a)	4,400	184,536
Total Transportation Equipment Manufacturing		2,881,199

Transportation Services - 0.4%
AP Moller - Maersk A/S - Class B	16	133,753
Imperial Holdings Ltd.	8,600	139,976
Total Transportation Services		273,729

Truck Transportation - 0.6%
Dynamex, Inc. (a)	7,176	109,434
JB Hunt Transport Services, Inc.	4,000	138,800
Universal Truckload Services, Inc. (a)	4,290	67,181
Werner Enterprises, Inc.	3,983	81,612
Total Truck Transportation		397,027

Utilities - 1.2%
EDP - Energias de Portugal SA	29,500	101,103
Enel SpA	28,011	149,307
Insituform Technologies, Inc. - Class A (a)	3,310	80,036
ITC Holdings Corp.	3,100	192,975
OGE Energy Corp.	4,900	195,363
PNM Resources, Inc.	1,944	22,142
Total Utilities		740,926

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.3%
Ingersoll-Rand PLC	5,300	189,263
Waste Management and Remediation Services - 0.1%
Industrial Services of America, Inc. (a)	1,876	28,853
Waste Treatment and Disposal - 0.2%
Clean Harbors, Inc. (a)	2,000	135,500
Water Transportation - 0.3%
Frontline Ltd.	3,200	90,976
Horizon Lines, Inc. - Class A	22,892	96,146
Total Water Transportation		187,122

Wireless Telecommunications Carriers (except Satellite) - 0.2%
Rogers Communications, Inc.	3,950	147,849
TOTAL COMMON STOCKS (Cost $45,502,518)		$51,006,316

PREFERRED STOCKS - 0.2%
Utilities - 0.2%
Centrais Eletricas Brasileiras SA	5,300	79,288
TOTAL PREFERRED STOCKS (Cost $77,812)		$79,288

INVESTMENT COMPANIES - 0.5%
Financial Select Sector SPDR Fund	9,650	138,478
SPDR KBW Regional Banking ETF	2,640	60,482
SPDR S&P Semiconductor ETF	3,130	142,071
TOTAL INVESTMENT COMPANIES (Cost $339,475)		$341,031

RIGHTS - 0.0%
Q-Cells SE Convertible Bond Rights (c)	9,300	0
Q-Cells SE Equity Rights	9,300	12,171
TOTAL RIGHTS (Cost $12,141)		$12,171

Total Investments (Cost $45,931,946) - 81.6%		$51,438,806

	Principal
	Amount
REPURCHASE AGREEMENTS - 16.8%
J.P. Morgan
0.050%, dated 9/30/2010, due 10/1/2010
repurchase price $10,599,208 (b)	$10,599,193	10,599,193
TOTAL REPURCHASE AGREEMENTS (Cost $10,599,193)		$10,599,193

Other Assets in Excess of Liabilities - 1.6%		1,030,892
TOTAL NET ASSETS - 100.0%		$63,068,891

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Treasury Bonds.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $0, which represents 0.0% of total net assets.
The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$57,224,606
Gross unrealized appreciation	5,632,204
Gross unrealized depreciation	(818,811)
Net unrealized appreciation	$4,813,393

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
ABB Ltd. - ADR	9,040	$190,925
AboveNet, Inc.	1,772	92,303
Abraxas Petroleum Corp.	23,262	66,064
Accor SA	3,900	142,407
ActivIdentity Corp.	15,478	33,742
Admiral Group PLC	5,300	138,707
Advanced Analogic Technologies, Inc.	29,991	105,268
Advanced Micro Devices, Inc.	10,030	71,313
Advantest Corp.	6,200	123,361
AEP Industries, Inc.	1,950	46,059
Aerovironment, Inc.	4,122	91,714
Aetna, Inc.	5,880	185,867
Affiliated Managers Group, Inc.	2,000	156,020
Agnico-Eagle Mines Ltd.	2,000	142,060
Air Methods Corp.	2,411	100,249
AirTran Holdings, Inc.	3,216	23,638
Alere, Inc.	1,800	55,674
Alexion Pharmaceuticals, Inc.	2,100	135,156
Alico, Inc.	1,506	34,999
Allscripts Healthcare Solutions, Inc.	7,400	136,678
Alon USA Energy, Inc.	2,643	14,272
Altisource Portfolio Solutions SA	3,200	99,648
Ambassadors Group, Inc.	4,860	55,112
America Movil SAB de CV - ADR	2,400	127,992
American Commercial Lines, Inc.	3,284	91,558
American Eagle Outfitters, Inc.	9,430	141,073
American Science & Engineering, Inc.	1,267	93,315
American States Water Co.	2,555	91,418
American Woodmark Corp.	2,847	50,477
AMN Healthcare Services, Inc.	7,725	39,706
AMR Corp.	13,490	84,582
Amsurg Corp.	3,020	52,790
Amylin Pharmaceuticals, Inc.	6,500	135,525
Analog Devices, Inc.	4,200	131,796
ANSYS, Inc.	3,300	139,425
Apogee Enterprises, Inc.	7,171	65,615
Apollo Group, Inc. - Class A	1,700	87,295
Aqua America, Inc.	6,000	122,400
Arden Group, Inc.	308	25,410
Argo Group International Holdings Ltd.	2,628	91,297
Ariba, Inc.	2,743	51,843
Arkansas Best Corp.	6,170	149,499
ARM Holdings PLC - ADR	5,100	95,676
Ascent Media Corp. - Class A	3,532	94,340
ASML Holding NV - ADR	2,120	63,028
Aspen Technology, Inc.	6,929	71,854
AstraZeneca PLC - ADR	2,680	135,876
athenahealth, Inc.	1,690	55,804
Atlantic Tele-Network, Inc.	1,227	60,417
Atlas Energy, Inc.	8,500	243,440
AtriCure, Inc.	9,881	78,455
Automatic Data Processing, Inc.	3,000	126,090
Avery Dennison Corp.	4,450	165,184
Aviat Networks, Inc.	10,789	44,127
Avon Products, Inc.	4,100	131,651
AZZ, Inc.	2,183	93,520
Badger Meter, Inc.	1,304	52,786
Baidu, Inc. SpA - ADR	1,500	153,930
Banco Santander SA - ADR	8,760	110,902
Bancorp, Inc.	4,691	31,383
BancorpSouth, Inc.	8,389	118,956
Baxter International, Inc.	2,660	126,909
Becton Dickinson and Co.	3,550	263,055
Best Buy Co., Inc.	3,000	122,490
BioMarin Pharmaceutical, Inc.	5,300	118,455
BioMed Realty Trust, Inc.	1,004	17,992
BioScrip, Inc.	8,461	43,659
Bottomline Technologies, Inc.	2,140	32,870
Bristow Group, Inc.	2,640	95,251
Broadcom Corp. - Class A	4,000	141,560
Builders FirstSource, Inc.	12,161	27,727
CA, Inc.	5,610	118,483
Callidus Software, Inc.	22,305	95,242
Cameco Corp.	5,400	149,742
Campbell Soup Co.	4,760	170,170
CapLease, Inc.	8,025	44,860
Carnival Corp.	2,680	102,403
Carnival PLC	3,600	141,494
Carrizo Oil & Gas, Inc.	1,060	25,376
Caterpillar, Inc.	5,250	413,070
Celera Corp.	13,359	90,040
Cenovus Energy, Inc.	16,700	480,459
CH Robinson Worldwide, Inc.	2,200	153,824
Charles River Laboratories International, Inc.	2,990	99,118
Chart Industries, Inc.	4,533	92,292
Cherokee, Inc.	3,794	69,203
Chiyoda Corp.	12,000	98,179
Choice Hotels International, Inc.	2,470	90,056
Churchill Downs, Inc.	2,578	92,086
Cie Generale de Geophysique-Veritas	4,100	89,988
Ciena Corp.	7,565	117,787
Cintas Corp.	4,660	128,383
Citi Trends, Inc.	2,230	53,988
Clean Harbors, Inc.	2,150	145,663
Clorox Co.	2,370	158,221
The Coca-Cola Co.	2,570	150,396
Coeur d'Alene Mines Corp.	775	15,438
Colfax Corp.	7,414	110,246
Commercial Metals Co.	4,737	68,639
Compass Minerals International, Inc.	820	62,828
Computer Programs & Systems, Inc.	1,888	80,372
comScore, Inc.	4,126	97,044
Comverge, Inc.	2,016	15,846
ConAgra Foods, Inc.	6,130	134,492
Conceptus, Inc.	4,380	60,225
Consol Energy, Inc.	3,800	140,448
Contango Oil & Gas Co.	533	26,735
Con-way, Inc.	3,300	102,267
Cooper Industries PLC	3,000	146,790
Copa Holdings SA - Class A	2,200	118,602
Core-Mark Holding Co, Inc.	3,496	108,236
The Corporate Executive Board Co.	3,380	106,673
CoStar Group, Inc.	587	28,593
Costco Wholesale Corp.	3,100	199,919
Covance, Inc.	2,350	109,956
CRA International, Inc.	3,364	60,720
Cray, Inc.	4,436	29,278
Cree, Inc.	790	42,889
Crown Holdings, Inc.	5,200	149,032
CSS Industries, Inc.	4,112	71,096
Ctrip.com International Ltd. - ADR	1,700	81,175
Cutera, Inc.	4,009	32,473
Daktronics, Inc.	9,399	92,298
Dassault Systemes SA	1,900	139,766
DaVita, Inc.	2,840	196,045
Dawson Geophysical Co.	317	8,448
Delek US Holdings, Inc.	1,793	12,838
Dell, Inc.	14,880	192,845
Deltek, Inc.	4,033	32,304
DemandTec, Inc.	13,440	126,470
DENTSPLY International, Inc.	2,950	94,311
Desarrolladora Homex SAB de CV - ADR	4,700	152,139
DeVry, Inc.	2,400	118,104
Digital River, Inc.	1,183	40,269
DigitalGlobe, Inc.	3,020	91,808
DISH Network Corp. - Class A	11,590	222,064
Dollar Financial Corp.	2,622	54,721
Donaldson Co., Inc.	2,800	131,964
DPL, Inc.	5,300	138,489
Dr Reddy's Laboratories Ltd. - ADR	4,400	141,768
DreamWorks Animation SKG, Inc.	4,500	143,595
Dresser-Rand Group, Inc.	4,850	178,916
DST Systems, Inc.	1,360	60,982
DTS, Inc.	2,547	97,219
Dycom Industries, Inc.	1,507	15,055
Eagle Materials, Inc.	4,550	107,835
EastGroup Properties, Inc.	2,247	83,993
Eaton Vance Corp.	4,500	130,680
Echelon Corp.	1,125	9,619
Ecolab, Inc.	2,650	134,461
EDF SA	2,100	90,580
EI du Pont de Nemours & Co.	7,400	330,188
Einstein Noah Restaurant Group, Inc.	7,756	82,214
Electrolux AB - Series B	5,300	130,527
Emeritus Corp.	5,877	100,262
Emerson Electric Co.	3,900	205,374
Emulex Corp.	11,040	115,258
Energy Recovery, Inc.	5,657	20,309
EnerNOC, Inc.	1,135	35,650
ENGlobal Corp.	14,077	35,474
EOG Resources, Inc.	4,000	371,880
Evercore Partners, Inc. - Class A	966	27,637
Exelon Corp.	4,580	195,016
Expedia, Inc.	4,800	135,408
Expeditors International of Washington, Inc.	2,900	134,067
Exterran Holdings, Inc.	647	14,693
Family Dollar Stores, Inc.	4,150	183,264
Farmer Bros Co.	4,946	79,136
Fastenal Co.	1,040	55,318
Federated Investors, Inc.	6,300	143,388
The Female Health Co.	9,519	49,023
Ferrovial SA	10,100	94,441
First Financial Holdings, Inc.	4,800	53,472
First Financial Northwest, Inc.	12,885	50,252
First Solar, Inc.	1,100	162,085
Flextronics International Ltd.	9,650	58,286
Flowers Foods, Inc.	5,200	129,168
Fluor Corp.	2,850	141,161
FMC Corp.	2,000	136,820
Forestar Group, Inc.	616	10,503
Formfactor, Inc.	5,739	49,355
FreightCar America, Inc.	3,524	86,690
Fresenius Medical Care AG & Co. KGaA - ADR	2,200	135,828
Fresnillo PLC	6,900	134,623
Frontier Oil Corp.	673	9,018
GAMCO Investors, Inc. - Class A	1,776	68,429
Garmin Ltd.	3,970	120,490
GEA Group AG	6,100	152,471
GenCorp, Inc.	4,723	23,237
General Cable Corp.	3,820	103,598
General Communication, Inc.	8,707	86,809
General Dynamics Corp.	1,710	107,405
General Maritime Corp.	4,255	20,892
Gen-Probe, Inc.	3,000	145,380
Genuine Parts Co.	3,000	133,770
Geokinetics, Inc.	2,437	15,109
GlaxoSmithKline PLC - ADR	3,600	142,272
Global Payments, Inc.	3,500	150,115
Graham Corp.	4,641	72,028
Granite Construction, Inc.	3,190	72,541
Great Wolf Resorts, Inc.	16,760	31,844
Griffin Land & Nurseries, Inc.	3,574	94,497
GSI Commerce, Inc.	794	19,612
Guess?, Inc.	4,000	162,520
Gulfmark Offshore, Inc.	3,608	110,838
H&E Equipment Services, Inc.	2,994	23,862
H&R Block, Inc.	6,750	87,412
Hamburger Hafen und Logistik AG	1,900	73,950
Hancock Holding Co.	2,892	86,962
Headwaters, Inc.	27,773	99,983
Healthcare Realty Trust, Inc.	1,436	33,588
Heartland Express, Inc.	6,270	93,235
HeartWare International, Inc.	841	57,827
HeidelbergCement AG	2,700	130,116
Heineken NV	2,800	145,203
Herman Miller, Inc.	5,836	114,852
Hersha Hospitality Trust	2,673	13,846
Hexcel Corp.	18,000	320,220
Hikari Tsushin, Inc.	6,500	122,167
Hill International, Inc.	6,744	30,213
Hitachi Construction Machinery Co. Ltd.	7,500	162,165
Home Federal Bancorp, Inc.	7,583	92,285
Hornbeck Offshore Services, Inc.	2,509	48,900
Hurco Cos., Inc.	4,020	72,641
Huron Consulting Group, Inc.	2,920	64,211
Hutchinson Technology, Inc.	9,018	31,292
ICICI Bank Ltd. - ADR	2,800	139,580
Illumina, Inc.	3,200	157,440
Imperial Sugar Co.	2,996	39,188
inContact, Inc.	10,406	24,142
Indra Sistemas SA	7,400	141,132
Infosys Technologies Ltd. - ADR	1,380	92,888
Ingersoll-Rand PLC	3,940	140,697
Inmarsat PLC	11,100	115,694
Interactive Brokers Group, Inc. - Class A	5,827	100,283
Intermec, Inc.	3,002	36,805
International Game Technology	6,700	96,815
International Speedway Corp. - Class A	825	20,130
Internet Cap Group, Inc.	5,262	58,040
Investment Technology Group, Inc.	3,402	48,376
Investors Real Estate Trust	10,563	88,518
IPC The Hospitalist Co., Inc.	2,290	62,563
IRIS International, Inc.	5,318	51,053
Iron Mountain, Inc.	7,000	156,380
ITT Corp.	1,850	86,636
J Crew Group, Inc.	1,780	59,844
Jack In The Box, Inc.	3,502	75,083
Johnson Controls, Inc.	14,600	445,300
Juniper Networks, Inc.	7,470	226,715
K&S AG	2,100	125,721
KB Financial Group, Inc. - ADR	2,900	124,323
Kellogg Co.	3,900	196,989
Kenexa Corp.	3,478	60,935
Kikkoman Corp.	12,000	132,391
Kimball International, Inc.	12,903	75,224
Kite Realty Group Trust	5,843	25,943
Klepierre	3,500	134,982
The Knot, Inc.	3,209	29,298
Konami Corp.	7,500	132,427
Konica Minolta Holdings, Inc.	13,000	126,761
Korea Electric Power Corp. - ADR	9,800	126,714
K-Swiss, Inc. - Class A	8,743	111,473
Kubota Corp.	15,000	137,278
Lafarge SA	2,400	137,416
Lawson Software, Inc.	5,473	46,356
Lazard Ltd. - Class A	3,400	119,272
Lender Processing Services, Inc.	4,300	142,889
Lennox International, Inc.	3,000	125,070
LHC Group, Inc.	1,940	44,989
Lifeway Foods, Inc.	5,048	53,105
Linear Technology Corp.	5,100	156,723
LKQ Corp.	6,600	137,280
Lockheed Martin Corp.	1,100	78,408
Logitech International SA	5,650	98,310
Lonmin PLC	4,900	128,469
Lorillard, Inc.	4,100	329,271
Louisiana-Pacific Corp.	1,268	9,599
Lowe's Cos., Inc.	9,580	213,538
Makita Corp.	4,100	130,004
MAKO Surgical Corp.	7,731	74,063
Martin Marietta Materials, Inc.	1,400	107,758
Masimo Corp.	5,345	145,972
Matthews International Corp. - Class A	3,650	129,064
Maxim Integrated Products, Inc.	5,130	94,956
Maxwell Technologies, Inc.	5,813	84,928
MB Financial, Inc.	1,490	24,168
McDermott International, Inc.	6,000	88,680
The McGraw-Hill Cos., Inc.	3,600	119,016
MDS, Inc.	10,800	109,080
Medical Properties Trust, Inc.	1,264	12,817
Merge Healthcare, Inc.	17,225	49,953
Merit Medical Systems, Inc.	2,623	41,679
Methanex Corp.	5,600	137,144
Microchip Technology, Inc.	4,500	141,525
MicroStrategy, Inc. - Class A	556	48,155
Mindray Medical International Ltd. - ADR	3,130	92,554
Mitsumi Electric Co. Ltd.	6,000	91,998
Mobile Mini, Inc.	6,409	98,314
Monster Worldwide, Inc.	5,058	65,552
Moody's Corp.	4,700	117,406
Morgans Hotel Group Co.	9,233	67,586
Mori Seiki Co. Ltd.	700	6,515
Morningstar, Inc.	2,300	102,488
The Mosaic Co.	2,200	129,272
Movado Group, Inc.	4,028	43,825
MTS Systems Corp.	3,172	98,332
Myriad Genetics, Inc.	4,750	77,948
Nanosphere, Inc.	3,989	20,065
Nara Bancorp, Inc.	7,285	51,432
National Instruments Corp.	3,800	124,108
National Semiconductor Corp.	14,090	179,929
Natural Gas Services Group, Inc.	4,585	67,720
Navigant Consulting, Inc.	2,860	33,262
The Navigators Group, Inc.	1,670	74,532
NetSuite, Inc.	3,397	80,067
NewMarket Corp.	1,400	159,152
NII Holdings, Inc.	3,500	143,850
Nintendo Co. Ltd.	400	99,952
Nomura Real Estate Holdings, Inc.	11,400	161,823
Nordstrom, Inc.	3,950	146,940
Northrop Grumman Corp.	6,800	412,284
NorthStar Realty Finance Corp.	8,288	30,997
NVIDIA Corp.	11,980	139,926
NVR, Inc.	110	71,228
OceanFirst Financial Corp.	2,184	26,798
O'Charleys, Inc.	5,394	38,783
Old National Bancorp	5,105	53,603
Olympus Corp.	4,000	104,744
Omnicare, Inc.	3,650	87,162
Ono Pharmaceutical Co. Ltd.	2,900	126,276
Orbitz Worldwide, Inc.	4,715	29,705
Oritani Financial Corp.	3,950	39,421
Outdoor Channel Holdings, Inc.	4,753	26,284
Outokumpu OYJ	7,600	150,956
Overseas Shipholding Group, Inc.	4,397	150,905
Owens-Illinois, Inc.	3,500	98,210
PACCAR, Inc.	10,460	503,649
PacWest Bancorp	4,150	79,099
Pall Corp.	3,700	154,068
Palomar Medical Technologies, Inc.	1,621	16,745
Park National Corp.	1,379	88,311
Parker Hannifin Corp.	1,390	97,383
Patriot Transportation Holding, Inc.	360	25,247
Patterson Cos., Inc.	4,400	126,060
Paychex, Inc.	5,100	140,199
Pegasystems, Inc.	1,217	37,788
Petrohawk Energy Corp.	16,000	258,240
Pfizer, Inc.	3,410	58,550
Pharmaceutical Product Development, Inc.	8,970	222,366
Philippine Long Distance Telephone Co. - ADR	3,000	179,580
Pico Holdings, Inc.	3,141	93,790
Pike Electric Corp.	3,390	24,679
Pilgrim's Pride Corp.	4,327	24,318
Pinnacle Entertainment, Inc.	3,116	34,743
Pinnacle Financial Partners, Inc.	5,905	54,267
Pioneer Drilling Co.	5,206	33,214
Pitney Bowes, Inc.	13,280	283,926
Plum Creek Timber Co., Inc.	3,600	127,080
PMFG, Inc.	2,961	50,485
The PMI Group, Inc.	4,255	15,616
Post Properties, Inc.	1,508	42,103
Potlatch Corp.	790	26,860
PPR	700	113,320
Praxair, Inc.	1,090	98,383
PRGX Global Inc	12,681	71,901
The Procter & Gamble Co.	2,890	173,313
PROS Holdings, Inc.	3,721	34,531
Pulte Group, Inc.	4,410	38,632
Radian Group, Inc.	3,847	30,084
Radisys Corp.	701	6,603
Ralcorp Holdings, Inc.	1,430	83,626
Rambus, Inc.	7,200	150,048
Randgold Resources Ltd. - ADR	1,000	101,460
Randstad Holding NV	3,200	145,377
Range Resources Corp.	3,050	116,297
Rayonier, Inc.	2,950	147,854
Renaissance Learning, Inc.	2,790	28,430
Renault SA	2,700	138,931
Republic Services, Inc.	4,410	134,461
Robert Half International, Inc.	5,200	135,200
Rochester Medical Corp.	3,575	39,003
Rogers Communications, Inc. - Class B	3,300	123,519
Rohm Co. Ltd.	2,100	129,552
RTI Biologics, Inc.	4,293	11,291
SABMiller PLC	3,000	95,927
SAP AG - ADR	4,270	210,554
SAVVIS, Inc.	1,808	38,113
Schlumberger Ltd.	6,350	391,224
Schweitzer-Mauduit International, Inc.	1,534	89,448
Scientific Games Corp. - Class A	5,398	52,361
SeaBright Holdings, Inc.	8,822	71,105
Seagate Technology PLC	8,310	97,892
Seahawk Drilling, Inc.	1,085	9,179
SGS SA	83	134,131
Shoppers Drug Mart Corp.	3,300	128,260
ShoreTel, Inc.	5,098	25,286
Silicon Graphics International Corp.	9,116	70,740
Silicon Laboratories, Inc.	4,020	147,333
Silver Standard Resources, Inc.	6,200	123,876
Simmons First National Corp.	3,255	92,019
Skywest, Inc.	7,143	99,716
SM Energy Co.	10,100	378,346
Smith Micro Software, Inc.	1,957	19,453
Sociedad Quimica y Minera De Chile SA - ADR	3,200	154,368
Sonic Corp.	10,938	88,379
Southern National Bancorp of Virginia, Inc.	4,143	29,995
Southwestern Energy Co.	3,300	110,352
Sovran Self Storage, Inc.	2,495	94,561
Spartan Motors, Inc.	11,369	52,752
Spectranetics Corp.	12,396	67,186
SSAB AB - A Shares	7,300	116,426
The St Joe Co.	5,700	141,759
Staples, Inc.	14,870	311,080
State Auto Financial Corp.	5,105	77,647
STEC, Inc.	3,209	39,952
Sterling Construction Co., Inc.	6,147	76,100
Stewart Information Services Corp.	1,493	16,901
SuccessFactors, Inc.	2,492	62,574
Suez Environment Co.	7,400	136,693
Sun Bancorp, Inc.	8,516	43,432
Sun Communities, Inc.	1,034	31,744
Sunrise Senior Living, Inc.	4,507	15,459
Sunstone Hotel Investors, Inc.	2,461	22,321
SWS Group, Inc.	6,565	47,071
Symantec Corp.	8,600	130,462
Symmetry Medical, Inc.	5,991	57,753
Syntel, Inc.	1,485	66,083
Synthes, Inc.	1,100	127,166
Syntroleum Corp.	9,731	18,197
Sysco Corp.	4,700	134,044
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	16,090	163,153
Taleo Corp. - Class A	1,302	37,745
TAM SA	6,200	143,034
TD Ameritrade Holding Corp.	7,100	114,665
Technitrol, Inc.	6,194	27,316
TechTarget, Inc.	5,347	28,072
Telefonaktiebolaget LM Ericsson - ADR	13,700	150,289
Telefonica SA - ADR	820	60,803
Telefonos de Mexico SAB de CV - ADR	15,210	227,085
TELUS Corp.	2,100	88,935
Terremark Worldwide, Inc.	6,891	71,253
Teton Advisors, Inc.	6	51
Tetra Tech, Inc.	1,223	25,646
Texas Industries, Inc.	5,500	173,360
TheStreet.com, Inc.	29,506	82,912
Thomson Reuters Corp.	7,470	280,349
Titanium Metals Corp.	2,950	58,882
TiVo, Inc.	2,163	19,597
Tohoku Electric Power Co., Inc.	5,500	121,622
Tootsie Roll Industries, Inc.	5,200	129,376
Total System Services, Inc.	9,300	141,732
Tower Group, Inc.	4,024	93,960
Toyota Boshoku Corp.	7,900	131,446
Toyota Motor Corp. - ADR	2,550	182,529
TransAlta Corp.	7,700	164,343
Transcend Services, Inc.	2,877	43,874
Trex Co., Inc.	800	15,256
Trimble Navigation Ltd.	5,400	189,216
Tupperware Brands Corp.	3,100	141,856
UCB SA	4,100	142,053
Ultra Petroleum Corp.	3,000	125,940
Unicharm Corp.	1,100	44,274
Union Drilling, Inc.	1,762	7,894
Unitil Corp.	4,261	93,529
Univest Corp. of Pennsylvania	4,905	85,641
UQM Technologies, Inc.	4,950	12,672
Urstadt Biddle Properties, Inc. - Class A	2,843	51,401
US Ecology, Inc.	6,388	102,208
Valero Energy Corp.	14,050	246,016
Vallourec SA	1,400	139,076
Valmont Industries, Inc.	1,860	134,664
Varian Semiconductor Equipment Associates, Inc.	4,300	123,754
VCA Antech, Inc.	9,140	192,763
Veolia Environment	4,800	126,423
Verizon Communications, Inc.	2,360	76,912
Vertex Pharmaceuticals, Inc.	3,900	134,823
Viasat, Inc.	2,677	110,051
Village Super Market, Inc.	3,844	107,401
Vital Images, Inc.	3,175	42,005
Vulcan Materials Co.	3,300	121,836
Wabtec Corp.	3,550	169,655
Waste Management, Inc.	4,050	144,747
WCA Waste Corp.	5,352	25,690
Websense, Inc.	3,100	54,994
Weight Watchers International, Inc.	5,500	171,545
WellCare Health Plans, Inc.	2,359	68,317
Willbros Group, Inc.	1,056	9,684
Willis Lease Finance Corp.	1,934	19,553
Wolseley PLC	4,300	108,010
World Wrestling Entertainment, Inc. - Class A	3,479	48,393
Yum! Brands, Inc.	4,890	225,233
Zebra Technologies Corp. - Class A	4,750	159,790
Zoran Corp.	11,054	84,453
TOTAL COMMON STOCK (Proceeds $48,228,195)		$50,277,016

INVESTMENT COMPANIES
iShares Dow Jones US Technology Sector Index Fund	2,690	155,616
SPDR S&P Metals & Mining ETF	2,400	128,352
TOTAL INVESTMENT COMPANIES (Proceeds $270,457)		$283,968

Total Securities Sold Short (Proceeds $48,498,652)		$50,560,984

ADR American Depository Receipt

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$51,006,316	$—	$—	$51,006,316
Preferred Stock	79,288	—	—	79,288
Investment Companies	341,031	—	—	341,031
Rights	—	—	12,171	12,171
Repurchase Agreements	—	10,599,193	—	10,599,193
Total Investments in Securities	$51,426,635	$10,599,193	$12,171	$62,037,999

Securities Sold Short
Common Stocks	$50,277,016	$—	$—	$50,277,016
Investment Companies	283,968	—	—	283,968
Total Securities Sold Short	$50,560,984	$—	$—	$50,560,984

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized (depreciation)	30	—	—
Purchases	12,141	—	—
Sales	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 9/30/10	$12,171	$—	$—

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at September 30, 2010	$30	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value
Schedule of Investments
September 30, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 5.5%
Construction of Buildings - 0.0%
Dayton Superior Corp. (a) (g) (h)		2,804	$0
Machinery Manufacturing - 0.2%
Luxfer (a) (g) (i)		23,050	108,627
Transportation Equipment Manufacturing - 5.3%
Dura Automotive Systems, Inc. (a) (g) (h)		9,420	3,608,874
TOTAL COMMON STOCKS (Cost $2,772,619)			$3,717,501

PREFERRED STOCKS - 0.7%
Construction of Buildings - 0.7%
Dayton Superior Corp. Preferred Units (a) (g) (h)		3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)			$454,916

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 1.5%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.380%, 05/25/2037 (c)		$64,525	61,310
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1AC, 4.515%, 02/25/2014		107,295	106,694
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.500%, 12/25/2036 (c)		87,328	62,236
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (g)		22,601	13,113
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.540%, 10/25/2035 (c)		162,761	158,866
GSAMP Trust
Series 2005-WMC2 Class A2B, 0.520%, 11/25/2035 (c)		40,275	40,178
Series 2007-HE2 Class A2A, 0.380%, 03/25/2037 (c)		120,939	112,552
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027		102,415	99,791
Morgan Stanley ABS Capital, Inc.
Series 2007-HE1 Class A2A, 0.310%, 11/25/2036 (c)		23,929	23,854
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.510%, 11/25/2035 (c)		127,423	124,535
Securitized Asset Backed Receivables LLC
Series 2005-FR3 Class M1, 0.730%, 04/25/2035 (c)		231,013	218,400
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.760%, 07/25/2035 (Acquired 06/24/2010, Cost $15,484) (c) (f) (g)		148,840	4,377
TOTAL ASSET BACKED SECURITIES (Cost $1,025,249)			$1,025,906

MORTGAGE BACKED SECURITIES - 7.0%
Banc of America Alternative Loan Trust
Pool #2006-3, 6.000%, 04/25/2036		310,819	260,817
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.690%, 06/11/2050 (c)		740,000	798,827
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A-3, 5.826%, 06/15/2038 (c)		700,000	766,674
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (j)		191,726	25,927
Series 356 Class 19, 6.000%, 12/01/2034 (j)		78,893	11,974
Series 356 Class 3, 5.000%, 01/01/2035 (j)		86,269	10,310
Series 356 Class 8, 5.000%, 02/01/2035 (j)		294,910	34,776
Fannie Mae REMICS
Series 2008-86 Class IO, 4.500%, 03/25/2023		502,981	47,101
Series 2004-66 Class SE, 6.240%, 09/25/2034 (c)		231,510	31,566
Series 2006-101 Class SE, 6.99%, 10/25/2036 (c)		173,573	31,308
Freddie Mac Interest Strip
Series 3560 Class KS, 6.140%, 11/15/2036 (j)		174,443	25,146
Freddie Mac REMICS
Series 3685 Class EI 5.000%, 03/15/2019		578,203	53,314
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CBIX, 5.440%, 01/12/2017		1,000,000	1,048,188
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 5.960%, 07/12/2017 (c)		750,000	810,932
Terwin Mortgage Trust
Series 2007-QHL1, 5.851%, 10/13/2038 (Acquired 10/22/2007, Cost $566,880) (f) (g) (i)		588,654	117,731
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4, 5.308%, 11/15/2048		610,000	656,921
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,970,607)			$4,731,512

CONVERTIBLE BONDS - 33.3%
Accommodation - 0.7%
MGM Resorts International
4.250%, 04/15/2015 (Acquired 04/15/2010 through 04/16/2010, Cost $305,117) (f)		300,000	276,375
Morgans Hotel Group Co.
2.375%, 10/15/2014		300,000	222,750
Total Accommodation			499,125

Administrative and Support Services - 0.9%
Alliance Data Systems Corp.
1.750%, 08/01/2013		585,000	604,744
Air Transportation - 1.2%
AirTran Holdings, Inc.
5.250%, 11/01/2016		250,000	352,188
AMR Corp.
6.250%, 10/15/2014		225,000	218,812
United Continental Holdings, Inc.
5.000%, 02/01/2021		250,000	250,150
Total Air Transportation			821,150

Amusement, Gambling, and Recreation Industries - 0.8%
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009 through 04/06/2010, Cost $ 586,154) (f)		500,000	543,750
Broadcasting (except Internet) - 1.8%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $477,681) (f)		500,000	652,500
Liberty Global, Inc.
4.500%, 11/15/2016 (Acquired 05/13/2010, Cost $475,951) (f)		400,000	538,000
Total Broadcasting (except Internet)			1,190,500

Chemical Manufacturing - 1.4%
Salix Pharmaceuticals, Inc.
2.750%, 05/15/2015		500,000	570,625
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/2026		200,000	233,500
Vertex Pharmaceuticals, Inc.
3.350%, 10/01/2015		110,000	109,313
Total Chemical Manufacturing			913,438

Computer and Electronic Product Manufacturing - 9.5%
Alcatel-Lucent USA, Inc.
2.750%, 06/15/2025 (c)		500,000	453,125
Alere, Inc.
3.000%, 05/15/2016		700,000	664,125
CommScope, Inc.
3.250%, 07/01/2015		650,000	738,562
EMC Corp./Massachusetts
1.750%, 12/01/2013		500,000	688,125
Finisar Corp.
5.000%, 10/15/2029 (Acquired 01/14/2010, Cost $186,124) (f)		150,000	290,813
Hutchinson Technology, Inc.
3.250%, 01/15/2026		761,000	555,530
Microchip Technology, Inc.
2.125%, 12/15/2037		250,000	280,625
Micron Technology, Inc.
1.875%, 06/01/2014		500,000	444,375
ON Semiconductor Corp.
2.625%, 12/15/2026		500,000	504,375
SanDisk Corp.
1.500%, 08/15/2017		500,000	463,125
SBA Communications Corp.
4.000%, 10/01/2014		500,000	733,125
Volcano Corp.
2.875%, 09/01/2015		120,000	133,050
Xilinx, Inc.
3.125%, 03/15/2037		500,000	486,875
Total Computer and Electronic Product Manufacturing			6,435,830

Construction of Buildings - 0.8%
DR Horton, Inc.
2.000%, 05/15/2014		500,000	548,750
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Greatbatch, Inc.
2.250%, 06/15/2013		250,000	235,625
Fabricated Metal Product Manufacturing - 0.4%
Cameron International Corp.
2.500%, 06/15/2026		220,000	284,075
Food Manufacturing - 1.4%
Tyson Foods, Inc.
3.250%, 10/15/2013		800,000	943,000
Funds, Trusts, and Other Financial Vehicles - 0.8%
Annaly Capital Management, Inc.
4.000%, 02/15/2015		500,000	551,250
Leather and Allied Product Manufacturing - 0.7%
Iconix Brand Group, Inc.
1.875%, 06/30/2012		500,000	485,625
Machinery Manufacturing - 0.1%
Newpark Resources, Inc.
4.000%, 10/01/2017		60,000	63,375
Mining (except Oil and Gas) - 1.3%
James River Coal Co.
4.500%, 12/01/2015 (Acquired 08/19/2010, Cost $491,729) (f)		500,000	503,125
Massey Energy Co.
3.250%, 08/01/2015		400,000	355,000
Total Mining (except Oil and Gas)			858,125

Motor Vehicle and Parts Dealers - 1.2%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $343,407) (f)		335,000	318,250
Penske Automotive Group, Inc.
3.500%, 04/01/2026		500,000	502,500
Total Motor Vehicle and Parts Dealers			820,750

Primary Metal Manufacturing - 0.4%
Steel Dynamics, Inc.
5.125%, 06/15/2014		250,000	282,813
Professional, Scientific, and Technical Services - 3.9%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/08/2010, Cost $418,958) (f)		400,000	429,500
0.875%, 06/15/2017		750,000	546,562
Incyte Corp.
4.750%, 10/01/2015 (Acquired 10/28/2009 through 07/07/2010, Cost $589,051) (f)		500,000	1,003,125
priceline.com, Inc.
1.250%, 03/15/2015 (Acquired 03/05/2010 through 05/11/2010, Cost $497,668) (f)		500,000	664,375
Total Professional, Scientific, and Technical Services			2,643,562

Publishing Industries (except Internet) - 0.7%
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 09/17/2010 through 09/20/2010, Cost $181,812) (f)		215,000	212,312
GSI Commerce, Inc.
2.500%, 06/01/2027		250,000	270,000
Total Publishing Industries (except Internet)			482,312

Real Estate - 0.8%
Avis Budget Group
3.500%, 10/01/2014 (Acquired 07/07/2010, Cost $441,811) (f)		500,000	520,000
Support Activities for Mining - 0.4%
SESI LLC
1.500%, 12/15/2026 (c)		250,000	242,188
Transportation Equipment Manufacturing - 3.8%
Ford Motor Co.
4.250%, 12/15/2036		325,000	482,218
Navistar International Corp.
3.000%, 10/15/2014		525,000	589,969
Standard Motor Products, Inc.
15.000%, 04/15/2011 (i)		780,000	780,000
Triumph Group, Inc.
2.625%, 10/01/2026		500,000	711,875
Total Transportation Equipment Manufacturing			2,564,062

TOTAL CONVERTIBLE BONDS (Cost $20,879,568)			$22,534,049

CORPORATE BONDS - 46.3%
Accommodation - 2.9%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014		500,000	487,500
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (e)		800,000	328,000
MGM Resorts International
6.750%, 09/01/2012		500,000	472,500
The River Rock Entertainment Authority
9.750%, 11/01/2011		750,000	676,875
Total Accommodation			1,964,875

Administrative and Support Services - 1.9%
Expedia, Inc.
5.950%, 08/15/2020 (Acquired 08/02/2010, Cost $299,679) (f)		300,000	303,375
Morris Publishing Group LLC
10.000%, 09/01/2014		1,027,432	981,198
Total Administrative and Support Services			1,284,573

Air Transportation - 0.8%
American Airlines Pass Through Trust
Series 2001-1, 6.817%, 05/23/2011		400,000	408,000
AMR Corp.
9.000%, 08/01/2012		120,000	117,000
Total Air Transportation			525,000

Amusement, Gambling, and Recreation Industries - 1.6%
Harrah's Operating Co., Inc.
12.750%, 04/15/2018 (Acquired 06/24/2010, Cost $239,179) (f)		250,000	233,125
10.000%, 12/15/2018		500,000	399,375
Mohegan Tribal Gaming Authority
8.000%, 04/01/2012		600,000	456,000
Total Amusement, Gambling, and Recreation Industries			1,088,500

Apparel Manufacturing - 1.3%
Levi Strauss & Co.
7.625%, 05/15/2020		500,000	518,750
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		506,000	333,960
Total Apparel Manufacturing			852,710

Broadcasting (except Internet) - 0.7%
Satelites Mexicanos SA de CV
9.041%, 11/30/2011 (c)		500,000	471,250
Chemical Manufacturing - 0.8%
The Dow Chemical Co.
8.550%, 05/15/2019		250,000	315,672
Valeant Pharmaceuticals International
7.000%, 10/01/2020 (Acquired 09/21/2010, Cost $248,438) (f)		250,000	255,625
Total Chemical Manufacturing			571,297

Credit Intermediation and Related Activities - 5.2%
American General Finance Corp.
5.375%, 10/01/2012		250,000	236,563
Citigroup, Inc.
5.375%, 08/09/2020		200,000	206,926
Discover Financial Services
6.450%, 06/12/2017		55,000	59,164
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 05/19/2010, Cost $611,917) (f)		750,000	605,017
Ford Motor Credit Co. LLC
5.625%, 09/15/2015		500,000	514,160
6.625%, 08/15/2017		500,000	532,718
KKR Group Finance Co.
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (f)		300,000	306,389
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 06/24/2010, Cost $316,025) (f)		285,000	331,828
The Royal Bank of Scotland PLC
4.875%, 03/16/2015		260,000	273,538
Signature Group Holdings, Inc.
9.000%, 12/31/2016		212,930	195,363
SLM Corp.
8.000%, 03/25/2020		250,000	248,082
Total Credit Intermediation and Related Activities			3,509,748

Data Processing, Hosting and Related Services - 0.6%
First Data Corp.
9.875%, 09/24/2015		500,000	408,750
Financial Services - 0.2%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 06/24/2010, Cost $124,386) (c) (f)		195,000	127,904
Food Manufacturing - 1.4%
AmeriQual Group LLC and AmeriQual Finance Corp.
9.000%, 04/01/2012 (Acquired 08/05/2010 through 08/23/2010, Cost $785,483) (c) (f) (i)		800,000	792,000
Winterhaven Finance
9.800%, 06/30/2015 (c) (h)		722,304	176,964
Total Food Manufacturing			968,964

Food Services and Drinking Places - 0.6%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013		375,000	382,500
Funds, Trusts, and Other Financial Vehicles - 0.8%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 04/01/2008 through 02/12/2009, Cost $392,613) (e) (f)		531,000	340,504
Vornado Realty LP
4.250%, 04/01/2015		200,000	206,979
Total Funds, Trusts, and Other Financial Vehicles			547,483

Health and Personal Care Stores - 1.4%
Interdent Service Corp.
10.750%, 12/15/2011		1,000,000	980,000
Hospitals - 2.3%
HCA, Inc.
6.300%, 10/01/2012		1,500,000	1,522,500
Insurance Carriers and Related Activities - 1.9%
American International Group, Inc.
8.175%, 05/15/2058 (c)		500,000	500,000
MetLife, Inc.
6.400%, 12/15/2036		125,000	116,875
Protective Life Corp.
8.450%, 10/15/2039		165,000	180,890
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (Acquired 06/24/2010, Cost $420,356) (f)		370,000	455,314
Total Insurance Carriers and Related Activities			1,253,079

Machinery Manufacturing - 0.8%
Bombardier, Inc.
7.750%, 03/15/2020 (Acquired 06/24/2010, Cost $519,673) (f)		500,000	540,000
Management of Companies and Enterprises - 2.3%
Bank of America Corp.
7.625%, 06/01/2019		250,000	296,463
5.625%, 07/01/2020		300,000	317,010
Denny's Holdings, Inc.
10.000%, 10/01/2012		975,000	978,656
Total Management of Companies and Enterprises			1,592,129

Mining (except Oil and Gas) - 2.1%
Frontera Copper Corp.
10.000%, 09/30/2013	CAD	1,209,000	837,922
National Coal Corp.
10.500%, 12/15/2010		$750,000	579,375
Total Mining (except Oil and Gas)			1,417,297

Miscellaneous Manufacturing - 0.6%
Boston Scientific Corp.
6.000%, 01/15/2020		375,000	399,952
Paper Manufacturing - 1.5%
Mercer International, Inc.
9.250%, 02/15/2013		1,000,000	990,000
Petroleum and Coal Products Manufacturing - 1.9%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014		500,000	486,875
Western Refining, Inc.
10.750%, 06/15/2014 (Acquired 04/19/2010 through 05/12/2010, Cost $797,792) (c) (f)		845,000	802,750
Total Petroleum and Coal Products Manufacturing			1,289,625

Plastics and Rubber Products Manufacturing - 0.6%
The Goodyear Tire & Rubber Co.
8.250%, 08/15/2020		400,000	421,000
Primary Metal Manufacturing - 0.9%
Alcoa, Inc.
6.150%, 08/15/2020		200,000	205,629
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (Acquired 08/18/2008, Cost $24,099) (e) (f)		25,000	3,781
Wolverine Tube, Inc.
15.000%, 03/31/2012 (e)		784,978	382,677
Total Primary Metal Manufacturing			592,087

Publishing Industries (except Internet) - 1.5%
The Sheridan Group, Inc.
10.250%, 08/15/2011		1,000,000	991,250
Rental and Leasing Services - 0.4%
International Lease Finance Corp.
8.625%, 09/15/2015 (Acquired 06/24/2010, Cost $235,703) (f)		250,000	267,500
Satellite Telecommunications - 1.2%
LightSquared, Inc.
14.000%, 04/01/2013 (Acquired 01/08/2010, Cost $817,379) (c) (f)		750,000	793,125
Steel Product Manufacturing from Purchased Steel - 0.9%
AmeriCast Technologies, Inc.
11.000%, 12/01/2014 (Acquired 01/26/2010 through 02/04/2010, Cost $581,322) (f)		605,000	632,225
Support Activities for Mining - 1.3%
Coalcorp Mining, Inc.
12.000%, 08/31/2011 (e) (h)		770,000	762,300
Pride International, Inc.
6.875%, 08/15/2020		125,000	136,094
Total Support Activities for Mining			898,394

Telecommunications - 1.9%
CIA Lation Americana
9.750%, 05/10/2012		140,000	133,700
Muzak LLC PIK
15.000%, 07/31/2014		514,583	385,937
Primus Telecommunications Group, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010, Cost $502,424) (f)		500,000	520,000
Primus Telecommunications Holding, Inc.
13.000%, 12/15/2016		250,000	258,125
Total Telecommunications			1,297,762

Textile Mills - 0.1%
Industrias Unidas SA
8.750%, 03/26/2049 (e) (i)		64,000	48,320
Transportation Equipment Manufacturing - 0.9%
BorgWarner, Inc.
4.625%, 09/15/2020		100,000	101,552
Stoneridge, Inc.
11.500%, 05/01/2012		485,000	486,819
Total Transportation Equipment Manufacturing			588,371

Truck Transportation - 0.7%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	495,000
Waste Management and Remediation Services - 0.4%
Covanta Holding Corp.
3.250%, 06/01/2014		250,000	280,938
Water Transportation - 1.9%
Ship Finance International Ltd.
8.500%, 12/15/2013		550,000	558,250
Ultrapetrol Ltd.
9.000%, 11/24/2014		750,000	751,875
Total Water Transportation			1,310,125

TOTAL CORPORATE BONDS (Cost $31,810,812)			$31,304,233

U.S. GOVERNMENT AGENCY ISSUES - 0.8%
Freddie Mac Discount Note
0.220%, 03/15/2011 (d) (k)		575,000	574,420
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $574,420)			$574,420

FOREIGN GOVERNMENT BONDS - 0.2%
Brazilian Government International Bond
4.875%, 01/22/2021		100,000	109,750
TOTAL FOREIGN GOVERNMENT BONDS (Cost $102,675)			$109,750

		Shares	Value
OTHER SECURITIES - 2.7%
Lehman Swap Termination Claim (g) (i) (l)		2,031,150	$868,317
PTMH Halcyon (a) (g) (h)		9,398	939,831

		Principal
		Amount
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2011 (i)		$67,431	52,596
TOTAL OTHER SECURITIES (Cost $1,942,513)			$1,860,744

Total Investments (Cost $64,533,379) - 98.0%			66,313,031

REPURCHASE AGREEMENTS - 2.6%
J.P. Morgan
0.050%, dated 9/30/2010, due 10/1/2010
repurchase price $1,782,662 (b)		$1,782,660	1,782,660
TOTAL REPURCHASE AGREEMENTS (Cost $1,782,660)			$1,782,660

Liabilities in Excess of Other Assets - (0.6)%			(443,590)
TOTAL NET ASSETS - 100.0%			$67,652,101

Footnotes

CAD Canadian Dollar

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Treasury Bonds.
(c) Variable Rate Security. The rate shown represents the rate at September 30, 2010.
(d) Zero coupon bond. Effective yield is listed.
(e) Default or other conditions exist and security is not presently accruing income.
(f) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2010, the market value of these securities total $13,266,964 which represents 19.6% of total net assets.
(g) Illiquid securities identified by Investment Advisor. The market value of these securities total $6,115,786 which represents 9.0% of total net assets.
(h) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $5,942,885 which represents 8.8% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $2,767,591, which represents 4.1% of total net assets
(j) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage.
Interest rate disclosed represents the coupon rate of the underlying mortgage at September 30, 2010.
(k) All or a portion of the shares have been committed as collateral for futures.
(l) Represents swap termination claims from the Lehman bankruptcy.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:
Cost of investments	$65,826,389
Gross unrealized appreciation	5,151,169
Gross unrealized depreciation	(2,881,867)
Net unrealized appreciation	$2,269,302

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
Alere, Inc.	8,900	$275,277
Alliance Data Systems Corp.	3,500	228,410
AMR Corp.	15,000	94,050
Annaly Capital Management, Inc.	14,000	246,400
Avis Budget Group	15,000	174,750
Cameron International Corp.	3,000	128,880
Ciena Corp.	18,000	280,260
CommScope, Inc.	12,000	284,880
Covanta Holding Corp.	9,500	149,625
CSG Systems International, Inc.	9,400	171,362
DR Horton, Inc.	18,000	200,160
EMC Corp./Massachusetts	17,500	355,425
Finisar Corp.	7,500	140,925
Ford Motor Co.	7,700	94,248
Gaylord Entertainment Co.	6,800	207,400
Group 1 Automotive, Inc.	2,000	59,760
Iconix Brand Group, Inc.	6,550	114,625
Incyte Corp. Ltd.	52,100	833,079
International Game Technology	9,500	137,275
James River Coal Co.	15,500	271,715
Liberty Global, Inc.	12,800	394,368
Massey Energy Co.	2,500	77,550
MGM Resorts International	8,000	90,240
Microchip Technology, Inc.	2,500	78,625
Micron Technology, Inc.	14,300	103,103
Navistar International Corp.	6,900	301,116
ON Semiconductor Corp.	31,000	223,510
Penske Automotive Group, Inc.	2,000	26,400
priceline.com, Inc.	900	313,506
Salix Pharmaceuticals Ltd.	8,600	341,592
SBA Communications Corp. - Class A	4,000	161,200
Steel Dynamics, Inc.	3,700	52,207
Teva Pharmaceutical Industries Ltd. - ADR	2,000	105,500
Triumph Group, Inc.	7,300	544,507
Tyson Foods, Inc. - Class A	25,000	400,500
Xilinx, Inc.	11,800	313,998
TOTAL COMMON STOCK (Proceeds $7,575,313)		$7,976,428

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Fund	4,500	474,795
iShares Russell 2000 Index Fund	30,000	2,024,100
TOTAL INVESTMENT COMPANIES (Proceeds $2,421,264)		$2,498,895

Total Securities Sold Short (Proceeds $9,996,577)		$10,475,323

ADR American Depository Receipt

Underlying Funds Trust
Relative Value		Unrealized
Schedule of Future Contracts		Appreciation/
September 30, 2010 (Unaudited)	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $11,974,454)	95	$155,021
U.S. Treasury Bond Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $133,719)	1	1,404

TOTAL FUTURES CONTRACTS PURCHASED		$156,425

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $7,199,250)	29	(50,025)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $2,713,975)	11	(27,637)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $2,448,625)	10	(29,500)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $7,189,463)	29	(55,100)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $2,709,438)	11	(29,288)
Eurodollar 90 Day Futures Contract, Expiring March 2014
(underlying Face Amount at Market Value $1,222,063)	5	(14,750)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,475,375)	10	(21,000)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,162,588)	21	(58,538)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,471,625)	10	(23,250)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $2,698,988)	11	(31,625)
10-Year Swap Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $7,269,844)	65	(26,569)
5-Year Swap Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $5,122,531)	46	(37,459)
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $18,656,172)	85	(57,322)

TOTAL SHORT FUTURES CONTRACTS		$(462,063)

TOTAL FUTURES CONTRACTS		$(305,638)

Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$—	$—	$3,717,501	(1)	$3,717,501
Preferred Stocks		—	—	454,916		454,916
Asset Backed Securities		—	1,025,906	—		1,025,906
Mortgage Backed Securities		—	4,613,781	117,731		4,731,512
Convertible Bonds		—	21,754,049	780,000		22,534,049
Corporate Bonds		—	28,758,609	2,545,624		31,304,233
U.S. Government Agency Issues		—	574,420	—		574,420
Other Securities		—	—	1,860,744		1,860,744
Foreign Government Bonds		—	109,750	—		109,750
Repurchase Agreements		—	1,782,660	—		1,782,660
Total Investments in Long Securities		$—	$58,619,175	$9,476,516		$68,095,691

Securities Sold Short:
Common Stocks		$7,976,428	$—	$—		$7,976,428
Investment Companies		2,498,895	—	—		2,498,895
Total Securities Sold Short		$10,475,323	$—	$—		$10,475,323

Other Financial Instruments*
Futures Contracts Purchased		$—	$156,425	$—		$156,425
Short Futures Contracts		—	(462,063)	—		(462,063)
Total Futures Contracts		$—	$(305,638)	$—		$(305,638)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Machinery Manufacturing	$108,627
	Transportation Equipment Manufacturing	3,608,874
		$3,717,501

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$495,000
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$495,000
Transfers was made into Level 2 due to a security being priced with observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$8,168,883	$—	$—
Accrued discounts/premiums		64,527	—	—
Realized gain (loss)*		(6,867,544)	—	—
Change in unrealized appreciation		8,595,716
Purchases		5,628,685
(Sales)		(5,651,251)	—	—
Transfer in and/or out of Level 3		(462,500)	—	—
Balance as of 9/30/10		$9,476,516	$—	$—

Change in unrealized appreciation/depreciation during the period for level 3 investments held at September 30, 2010		$884,032	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Transfers between levels are recognized at the end of the reporting period.

Relative Value
Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures	Receivable for variation margin on futures*	$156,425	Payable for variation margin on futures*	$462,063
Total		$156,425		$462,063

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended September 30, 2010 (Unaudited):
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts
Futures contracts	$(1,661)
Total	$(1,661)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Interest Rate Contracts
Futures contracts	$(305,638)
Total	$(305,638)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By    /s/ David Perkins
      David Perkins, President

Date    November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ David Perkins
      David Perkins, President

Date    November 19, 2010

By    /s/ Lance Baker
      Lance Baker, Treasurer and Chief Financial Officer

Date    November 19, 2010